                               September 30, 1996


                       [PICTURE OF MT. ADAMS, WASHINGTON]



                                   SEMIANNUAL
                                     REPORT


                  SAFECO Intermediate-Term Municipal Bond Fund

                       SAFECO Insured Municipal Bond Fund

                           SAFECO Municipal Bond Fund

                     SAFECO California Tax-Free Income Fund

                  SAFECO Washington State Municipal Bond Fund

                           [SAFECO MUTUAL FUNDS LOGO]

================================================================================

                            PERFORMANCE INFORMATION
                               SEPTEMBER 30, 1996


         The Lehman Brothers Long, Long Insured and 7-Year Municipal Bond Indices are representative total return benchmarks for the respective funds. Operating expenses had been applied to the funds, but not to the indices. If portfolio operating expenses had been applied to the indices, their values would have been lower. The performance of the funds assumes the reinvestment of all interest and capital gains. Investment returns are historical and not predictive of future performance.



                                                                                   10 YEAR
                                                                                  OR SINCE
AVERAGE ANNUAL TOTAL RETURN                               1 YEAR      5 YEAR     INCEPTION
------------------------------------------------------------------------------------------
SAFECO Intermediate-Term Municipal Bond Fund               4.20%        N/A           4.96%*
Lehman Brothers 7-Year Municipal Bond Index                4.44%        N/A           5.60%
------------------------------------------------------------------------------------------
SAFECO Insured Municipal Bond Fund                         8.37%        N/A           5.71%*
Lehman Brothers Long Insured Municipal Bond Index          8.14%        N/A           6.45%
------------------------------------------------------------------------------------------
SAFECO Municipal Bond Fund                                 7.15%       7.38%          8.17%
Lehman Brothers Long Municipal Bond Index                  8.48%       8.36%          8.79%
------------------------------------------------------------------------------------------
SAFECO California Tax-Free Income Fund                     8.53%       7.67%          7.82%
Lehman Brothers Long Municipal Bond Index                  8.48%       8.36%          8.79%
------------------------------------------------------------------------------------------
SAFECO Washington State Municipal Bond Fund                6.69%        N/A           5.42%*
Lehman Brothers Long Municipal Bond Index                  8.48%        N/A           6.68%
------------------------------------------------------------------------------------------

*Inception was on March 18, 1993. Performance information begins March 31, 1993.

================================================================================

SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND*
ILLUSTRATION OF A $10,000 INVESTMENT


                                           IT Muni              Shearson
                                        -------------------------------------
                                        03/31/93     10,000            10,000
                                        04/30/93     10,068            10,062
                                        05/31/93     10,085            10,092
                                        06/30/93     10,245            10,277
                                        07/31/93     10,227            10,278
                                        08/31/93     10,438            10,461
                                        09/30/93     10,599            10,575
                                        10/31/93     10,652            10,602
                                        11/30/93     10,559            10,508
                                        12/31/93     10,744            10,701
                                        01/31/94     10,871            10,816
                                        02/28/94     10,601            10,581
                                        03/31/94     10,264            10,299
                                        04/30/94     10,308            10,375
                                        05/31/94     10,387            10,427
                                        06/30/94     10,351            10,408
                                        07/31/94     10,478            10,555
                                        08/31/94     10,552            10,610
                                        09/30/94     10,363            10,509
                                        10/31/94     10,176            10,403
                                        11/30/94      9,955            10,251
                                        12/31/94     10,140            10,407
                                        01/31/95     10,371            10,601
                                        02/28/95     10,649            10,840
                                        03/31/95     10,774            10,953
                                        04/30/95     10,822            10,982
                                        05/31/95     11,130            11,274
                                        06/30/95     11,085            11,265
                                        07/31/95     11,212            11,408
                                        08/31/95     11,328            11,543
                                        09/30/95     11,368            11,587
                                        10/31/95     11,496            11,688
                                        11/30/95     11,614            11,816
                                        12/31/95     11,683            11,879
                                        01/31/96     11,803            11,994
                                        02/28/96     11,789            11,953
                                        03/31/96     11,596            11,837
                                        04/30/96     11,575            11,816
                                        05/31/96     11,539            11,798
                                        06/30/96     11,590            11,889
                                        07/31/96     11,736            11,988
                                        08/31/96     11,755            11,994
                                        09/30/96     11,845            12,102

INVESTMENT
VALUE AS OF
SEPT. 30, 1996

SAFECO
INTERMEDIATE-TERM
MUNICIPAL BOND
FUND: $11,845
=================

LEHMAN BROTHERS
7-YEAR MUNICIPAL
INDEX; $12,102

SAFECO INSURED MUNICIPAL BOND FUND*
ILLUSTRATION OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                            INS Muni              Shearson
                                         -------------------------------------
                                         03/31/93      10,000           10,000
                                         04/30/93      10,122           10,146
                                         05/31/93      10,163           10,239
                                         06/30/93      10,396           10,430
                                         07/31/93      10,301           10,438
                                         08/31/93      10,643           10,710
                                         09/30/93      10,804           10,849
                                         10/31/93      10,808           10,861
                                         11/30/93      10,568           10,719
                                         12/31/93      10,853           10,992
                                         01/31/94      10,998           11,117
                                         02/28/94      10,539           10,726
                                         03/31/94       9,860           10,061
                                         04/30/94       9,907           10,152
                                         05/31/94      10,028           10,275
                                         06/30/94       9,862           10,152
                                         07/31/94      10,217           10,430
                                         08/31/94      10,169           10,433
                                         09/30/94       9,849           10,183
                                         10/31/94       9,560            9,872
                                         11/30/94       9,364            9,647
                                         12/31/94       9,721            9,983
                                         01/31/95      10,125           10,430
                                         02/28/95      10,651           10,851
                                         03/31/95      10,706           10,977
                                         04/30/95      10,630           10,973
                                         05/31/95      11,255           11,440
                                         06/30/95      10,934           11,220
                                         07/31/95      10,967           11,268
                                         08/31/95      11,130           11,424
                                         09/30/95      11,207           11,507
                                         10/31/95      11,514           11,800
                                         11/30/95      11,897           12,109
                                         12/31/95      12,090           12,302
                                         01/31/96      12,093           12,357
                                         02/28/96      11,947           12,185
                                         03/31/96      11,664           11,942
                                         04/30/96      11,564           11,883
                                         05/31/96      11,575           11,885
                                         06/30/96      11,741           12,070
                                         07/31/96      11,892           12,189
                                         08/31/96      11,847           12,173
                                         09/30/96      12,145           12,444

INVESTMENT
VALUE AS OF
SEPT. 30, 1996

SAFECO INSURED
MUNICIPAL BOND
FUND; $12,145
==============

LEHMAN BROTHERS
LONG INSURED
MUNICIPAL INDEX:
$12,444

*  Inception of Fund was March 18, 1993.
   Graph comparison begins March 31, 1993.

================================================================================

                               SEPTEMBER 30, 1996


SAFECO MUNICIPAL BOND FUND
ILLUSTRATION OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                        Muni            Shearson
                                       -----------------------------------------
                                       09/30/86         10,000            10,000
                                       10/31/86         10,230            10,171
                                       11/30/86         10,426            10,415
                                       12/31/86         10,470            10,401
                                       01/31/87         10,807            10,751
                                       02/28/87         10,848            10,781
                                       03/31/87         10,792            10,622
                                       04/30/87         10,104            10,026
                                       05/31/87         10,079             9,916
                                       06/30/87         10,335            10,232
                                       07/31/87         10,424            10,326
                                       08/31/87         10,449            10,372
                                       09/30/87          9,987             9,949
                                       10/31/87         10,012             9,948
                                       11/30/87         10,306            10,266
                                       12/31/87         10,487            10,400
                                       01/31/88         10,983            10,815
                                       02/28/88         11,110            10,942
                                       03/31/88         10,892            10,786
                                       04/30/88         10,974            10,871
                                       05/31/88         10,942            10,882
                                       06/30/88         11,164            11,094
                                       07/31/88         11,221            11,169
                                       08/31/88         11,279            11,213
                                       09/30/88         11,531            11,467
                                       10/31/88         11,849            11,728
                                       11/30/88         11,710            11,602
                                       12/31/88         11,943            11,803
                                       01/31/89         12,218            12,081
                                       02/28/89         12,035            11,912
                                       03/31/89         12,035            11,922
                                       04/30/89         12,317            12,272
                                       05/31/89         12,549            12,556
                                       06/30/89         12,706            12,747
                                       07/31/89         12,837            12,916
                                       08/31/89         12,723            12,719
                                       09/30/89         12,713            12,680
                                       10/31/89         12,836            12,848
                                       11/30/89         13,067            13,121
                                       12/31/89         13,147            13,218
                                       01/31/90         12,993            13,084
                                       02/28/90         13,143            13,231
                                       03/31/90         13,125            13,245
                                       04/30/90         12,923            13,083
                                       05/31/90         13,332            13,453
                                       06/30/90         13,456            13,585
                                       07/31/90         13,714            13,825
                                       08/31/90         13,357            13,496
                                       09/30/90         13,331            13,475
                                       10/31/90         13,585            13,760
                                       11/30/90         13,963            14,109
                                       12/31/90         14,021            14,171
                                       01/31/91         14,243            14,361
                                       02/28/91         14,305            14,462
                                       03/31/91         14,322            14,496
                                       04/30/91         14,562            14,721
                                       05/31/91         14,709            14,894
                                       06/30/91         14,659            14,866
                                       07/31/91         14,892            15,096
                                       08/31/91         15,118            15,313
                                       09/30/91         15,360            15,535
                                       10/31/91         15,524            15,697
                                       11/30/91         15,474            15,717
                                       12/31/91         15,954            16,091
                                       01/31/92         15,815            16,081
                                       02/28/92         15,856            16,107
                                       03/31/92         15,836            16,147
                                       04/30/92         15,986            16,301
                                       05/31/92         16,255            16,540
                                       06/30/92         16,607            16,860
                                       07/31/92         17,246            17,478
                                       08/31/92         16,892            17,243
                                       09/30/92         16,925            17,320
                                       10/31/92         16,556            17,031
                                       11/30/92         17,063            17,510
                                       12/31/92         17,349            17,737
                                       01/31/93         17,518            17,905
                                       02/28/93         18,276            18,737
                                       03/31/93         17,989            18,511
                                       04/30/93         18,236            18,765
                                       05/31/93         18,341            18,920
                                       06/30/93         18,717            19,276
                                       07/31/93         18,645            19,295
                                       08/31/93         19,140            19,789
                                       09/30/93         19,355            20,064
                                       10/31/93         19,408            20,102
                                       11/30/93         19,162            19,859
                                       12/31/93         19,546            20,371
                                       01/31/94         19,783            20,612
                                       02/28/94         19,198            19,929
                                       03/31/94         18,223            18,740
                                       04/30/94         18,240            18,884
                                       05/31/94         18,459            19,105
                                       06/30/94         18,255            18,876
                                       07/31/94         18,675            19,361
                                       08/31/94         18,688            19,401
                                       09/30/94         18,227            18,951
                                       10/31/94         17,837            18,370
                                       11/30/94         17,471            17,885
                                       12/31/94         17,933            18,519
                                       01/31/95         18,594            19,334
                                       02/28/95         19,375            20,121
                                       03/31/95         19,516            20,363
                                       04/30/95         19,487            20,354
                                       05/31/95         20,393            21,220
                                       06/30/95         19,956            20,829
                                       07/31/95         20,052            20,936
                                       08/31/95         20,311            21,231
                                       09/30/95         20,462            21,398
                                       10/31/95         20,891            21,915
                                       11/30/95         21,469            22,481
                                       12/31/95         21,786            22,831
                                       01/31/96         21,856            22,929
                                       02/28/96         21,615            22,649
                                       03/31/96         21,122            22,235
                                       04/30/96         20,963            22,146
                                       05/31/96         20,997            22,157
                                       06/30/96         21,307            22,498
                                       07/31/96         21,568            22,726
                                       08/31/96         21,491            22,692
                                       09/30/96         21,925            23,211

INVESTMENT VALUE AS OF SEPT. 30, 1996

SAFECO Municipal Bond Fund      $21,925

Lehman Brothers Long Municipal
    Bond Index                  $23,211

SAFECO CALIFORNIA TAX-FREE INCOME FUND
ILLUSTRATION OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                   Cal            Shearson
                                       -----------------------------------------
                                       09/30/86         10,000            10,000
                                       10/31/86         10,017            10,171
                                       11/30/86          9,831            10,415
                                       12/31/86          9,945            10,401
                                       01/31/87          9,995            10,751
                                       02/28/87         10,556            10,781
                                       03/31/87         10,519            10,622
                                       04/30/87         10,740            10,026
                                       05/31/87         10,956             9,916
                                       06/30/87         10,939            10,232
                                       07/31/87         11,226            10,326
                                       08/31/87         11,290            10,372
                                       09/30/87         11,225             9,949
                                       10/31/87         10,390             9,948
                                       11/30/87         10,226            10,266
                                       12/31/87         10,562            10,400
                                       01/31/88         10,642            10,815
                                       02/28/88         10,655            10,942
                                       03/31/88         10,077            10,786
                                       04/30/88         10,061            10,871
                                       05/31/88         10,474            10,882
                                       06/30/88         10,711            11,094
                                       07/31/88         11,237            11,169
                                       08/31/88         11,403            11,213
                                       09/30/88         11,069            11,467
                                       10/31/88         11,130            11,728
                                       11/30/88         11,033            11,602
                                       12/31/88         11,316            11,803
                                       01/31/89         11,347            12,081
                                       02/28/89         11,398            11,912
                                       03/31/89         11,665            11,922
                                       04/30/89         12,011            12,272
                                       05/31/89         11,830            12,556
                                       06/30/89         12,081            12,747
                                       07/31/89         12,370            12,916
                                       08/31/89         12,192            12,719
                                       09/30/89         12,186            12,680
                                       10/31/89         12,469            12,848
                                       11/30/89         12,722            13,121
                                       12/31/89         12,859            13,218
                                       01/31/90         13,007            13,084
                                       02/28/90         12,848            13,231
                                       03/31/90         12,844            13,245
                                       04/30/90         12,969            13,083
                                       05/31/90         13,200            13,453
                                       06/30/90         13,278            13,585
                                       07/31/90         13,131            13,825
                                       08/31/90         13,291            13,496
                                       09/30/90         13,266            13,475
                                       10/31/90         13,065            13,760
                                       11/30/90         13,465            14,109
                                       12/31/90         13,594            14,171
                                       01/31/91         13,853            14,361
                                       02/28/91         13,508            14,462
                                       03/31/91         13,488            14,496
                                       04/30/91         13,829            14,721
                                       05/31/91         14,152            14,894
                                       06/30/91         14,203            14,866
                                       07/31/91         14,419            15,096
                                       08/31/91         14,463            15,313
                                       09/30/91         14,431            15,535
                                       10/31/91         14,655            15,697
                                       11/30/91         14,798            15,717
                                       12/31/91         14,726            16,091
                                       01/31/92         14,952            16,081
                                       02/28/92         15,158            16,107
                                       03/31/92         15,434            16,147
                                       04/30/92         15,600            16,301
                                       05/31/92         15,513            16,540
                                       06/30/92         15,986            16,860
                                       07/31/92         15,931            17,478
                                       08/31/92         15,935            17,243
                                       09/30/92         15,937            17,320
                                       10/31/92         16,053            17,031
                                       11/30/92         16,296            17,510
                                       12/31/92         16,616            17,737
                                       01/31/93         17,177            17,905
                                       02/28/93         16,848            18,737
                                       03/31/93         16,969            18,511
                                       04/30/93         16,498            18,765
                                       05/31/93         17,039            18,920
                                       06/30/93         17,264            19,276
                                       07/31/93         17,444            19,295
                                       08/31/93         18,235            19,789
                                       09/30/93         17,989            20,064
                                       10/31/93         18,253            20,102
                                       11/30/93         18,328            19,859
                                       12/31/93         18,670            20,371
                                       01/31/94         18,646            20,612
                                       02/28/94         19,170            19,929
                                       03/31/94         19,403            18,740
                                       04/30/94         19,403            18,884
                                       05/31/94         19,102            19,105
                                       06/30/94         19,548            18,876
                                       07/31/94         19,840            19,361
                                       08/31/94         19,318            19,401
                                       09/30/94         18,344            18,951
                                       10/31/94         18,278            18,370
                                       11/30/94         18,448            17,885
                                       12/31/94         18,271            18,519
                                       01/31/95         18,695            19,334
                                       02/28/95         18,689            20,121
                                       03/31/95         18,215            20,363
                                       04/30/95         17,774            20,354
                                       05/31/95         17,446            21,220
                                       06/30/95         17,750            20,829
                                       07/31/95         18,565            20,936
                                       08/31/95         19,472            21,231
                                       09/30/95         19,630            21,398
                                       10/31/95         19,542            21,915
                                       11/30/95         20,645            22,481
                                       12/31/95         20,014            22,831
                                       01/31/96         20,103            22,929
                                       02/28/96         20,419            22,649
                                       03/31/96         20,577            22,235
                                       04/30/96         21,125            22,146
                                       05/31/96         21,900            22,157
                                       06/30/96         22,390            22,498
                                       07/31/96         22,309            22,726
                                       08/31/96         22,026            22,692
                                       09/30/96         21,230            23,211

INVESTMENT
VALUE AS OF
SEPT. 30, 1996

SAFECO
CALIFORNIA TAX-FREE
INCOME FUND: $21,230
=================

LEHMAN BROTHERS
LONG MUNICIPAL
BOND INDEX; $23,211

SAFECO WASHINGTON STATE MUNICIPAL BOND FUND*
ILLUSTRATION OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                                               Wash Muni           Shearson
                                              ---------------------------------
                                       03/31/93          10,000          10,000
                                       04/30/93          10,146          10,137
                                       05/31/93          10,188          10,221
                                       06/30/93          10,433          10,413
                                       07/31/93          10,401          10,423
                                       08/31/93          10,684          10,690
                                       09/30/93          10,808          10,839
                                       10/31/93          10,828          10,859
                                       11/30/93          10,658          10,728
                                       12/31/93          10,874          11,005
                                       01/31/94          11,043          11,135
                                       02/28/94          10,665          10,766
                                       03/31/94          10,068          10,123
                                       04/30/94          10,115          10,201
                                       05/31/94          10,259          10,321
                                       06/30/94          10,083          10,197
                                       07/31/94          10,337          10,459
                                       08/31/94          10,300          10,481
                                       09/30/94          10,050          10,238
                                       10/31/94           9,782           9,923
                                       11/30/94           9,553           9,661
                                       12/31/94           9,934          10,004
                                       01/31/95          10,339          10,444
                                       02/28/95          10,730          10,870
                                       03/31/95          10,786          11,000
                                       04/30/95          10,754          10,995
                                       05/31/95          11,189          11,463
                                       06/30/95          10,986          11,252
                                       07/31/95          11,053          11,310
                                       08/31/95          11,195          11,469
                                       09/30/95          11,275          11,559
                                       10/31/95          11,519          11,839
                                       11/30/95          11,786          12,144
                                       12/31/95          11,910          12,333
                                       01/31/96          11,959          12,386
                                       02/28/96          11,848          12,235
                                       03/31/96          11,620          12,011
                                       04/30/96          11,556          11,963
                                       05/31/96          11,580          11,969
                                       06/30/96          11,714          12,154
                                       07/31/96          11,832          12,276
                                       08/31/96          11,798          12,258
                                       09/30/96          12,029          12,539

INVESTMENT
VALUE AS OF
SEPT. 30, 1996

SAFECO
WASHINGTON STATE
MUNICIPAL BOND
FUND: $12,029
=================

LEHMAN BROTHERS
LONG MUNICIPAL BOND
INDEX; $12,539

*  Inception of Fund was March 18, 1993.
   Graph comparison begins March 31, 1993.

================================================================================

                           LETTER FROM THE PRESIDENT
                               September 30, 1996



                               TABLE OF CONTENTS

Fund Managers' Reports ................................................        5
Highlights ............................................................       14
Portfolios of Investments .............................................       17
Financial Statements ..................................................       36
Notes to Financial Statements .........................................       42


[PHOTO OF DAVID F. HILL]

DEAR SHAREHOLDER:

         Ambiguous economic indicators seemed to fuel investor unease, resulting in significant volatility in the financial markets over the last six months. Still, the net effect on the major asset classes was unsurprising: The broad stock market as measured by the S&P rose, bond values declined slightly, and money rates were relatively unchanged.

         Those who had bailed out of the stock market in fear of the "coming decline" missed out. Those of you who followed the rule of staying in the stock market, but only with money that you can tolerate moving up and down, were rewarded.

         The S&P was up and down, and down severely in July, but finished the six months with a 7.71% gain.

         While some market watchers heralded the July downturn as the end of the long-running bull market, it was not the case. The Dow Jones Industrial Average, closed the third quarter flirting with the 6000 barrier. And the S&P's latest 12-month return of 20.32% is far ahead of 14.95%, its average annual return over the last ten years. It is unrealistic to expect the stock market to continue to outgain its historical averages year after year. For that reason we advise that the money you need for nearer-term goals be invested in more stable investments.

         Small stocks proved more volatile than the larger market--gaining more in 1995 and giving back more in 1996. The Russell Small Company Index was up 15.79%, and NASDAQ gained 17.57% compared to the S&P's 20.32% gain for the year ended September 30. Returning 8.94%, international stocks as measured


(Continued on next page.)

================================================================================
by the EAFE Index continued to substantially lag the U.S. market.

         Bond index returns were generally below their 10-year average annual return.

         Interest rates continued to rise during the six-month period, but the increase was less dramatic than that experienced in the first quarter of 1996. Thirty-year U.S. Treasury yields went from 6.67% on March 31 to 6.92% on September 30. Since June, rates have gyrated within a fairly narrow range, and the third quarter ended with interest rates basically unchanged.

         At this writing, bonds are earning their coupons and holding their values. This is what we want from bonds--income and relative stability of principal.

         Municipal bonds, long suppressed by cries for flat taxes, outperformed Treasury bonds during the last six months as the flat-tax advocates were eliminated from political contention.

         While the economy so far in 1996 has been more robust than we expected, its overall pace of growth has been modest, and recently has shown signs of moderating further.

         Despite rising nearly one full percentage point since January, interest rates remain near 30-year lows--levels that are more likely to contribute to growing, not to slowing the economy. Meanwhile, the inflation rate, which is reasonably low by historical standards, is slowly increasing. And, the Fed has declined to raise interest rates to brake the economy. We can only assume the Fed is watching to see if today's higher interest rates will adequately slow economic growth, effectively exorcising the specter of inflation.

         Our view on the economy is that we will see a slowing of GDP growth in 1997 and that inflation will remain under control. The year 1997 could be quite similar to 1996.

         And, while we will manage your portfolios with due care and caution given the current environment, our philosophy on investing has little to do with our economic outlook. Fund investors should select their investments based on their objectives, their time horizons and their comfort level.




/s/ David F. Hill

David F. Hill, President
SAFECO Mutual Funds

================================================================================

                         REPORT FROM THE FUND MANAGERS
                               September 30, 1996

[PHOTO OF STEPHEN C. BAUER]


SAFECO TAX-EXEMPT BOND TRUST

         After a summer of watchful waiting, investors decided that inflation was still under control. The Federal Reserve decided to leave interest rates unchanged and the bond markets breathed a sigh of relief.

         And in this market, municipal bonds outperformed Treasury bonds. Over the six months ending September 30, the Bond Buyer 40 Index, an index based on the average yield of 40 municipal bonds, went from 6.01% to 5.89%. The 30-year Treasury bond yield went in the opposite direction, from 6.67% to 6.92%. Municipal bond prices were going up while Treasury prices were going down. In fact, in terms of yield, in September municipal bonds reached their richest level relative to Treasuries in the last two years. The main reason for this outperformance was the elimination from the political scene of the "flat tax" advocates.

         The muni market's initial reaction to flat-tax proposals -- which would reduce, or eliminate, the value of tax-exemption--was dramatic. In mid-1995, municipal bonds were grossly undervalued compared to treasury bonds. As candidates espousing flat-tax schemes were eliminated from contention, the muni market regained its normal relationship with taxable bonds. Tax-exempts went from yielding 95% of similar-length, taxable Treasury bonds to yielding 85% of Treasuries.

         Another factor which has benefited muni values this year was low supply in a market with a strong demand. Individuals and insurance companies have been big buyers of municipal bonds. Almost every new issue priced has been snapped up by cash-laden investors. That, combined with bonds reaching maturity and massive bond calls, virtually ensures 1996 will be the second consecutive year in which the


(Continued on next page.)

================================================================================
outstanding volume of tax-exempts declines.

         Still to come: the presidential election may increase the bond market's volatility in the fourth quarter. This is not a bad thing for long-term investors. Sharp changes in prices create opportunities for those of us who take a long view of things.

         Should the Fed raise interest rates later this year, or early next, I doubt the reaction will be either severe or long lasting. Any increase causing a decline in prices would probably be seen as a buying opportunity, based on the perception that the Fed will ensure a low inflation environment in which yields could drop even lower.

         Although 1996 is unlikely to match 1995's largesse, there is room for a fine performance. Additionally, I think 1997 could bring more of the same. Modest economic growth and the Fed's commitment to restrain inflation are good news for bonds.

         On a note that is good news for shareholders: Two long-time contributors to the SAFECO Tax-Exempt Bond Trust now formally manage portfolios. In July, Beverly Denny took charge of the Washington State Municipal Bond Fund and Mary Metastasio was named manager of the Intermediate-Term Municipal Bond Fund. Mary has been extremely successful managing our Tax-Free Money Market Fund, and Beverly can concentrate exclusively on the Washington market, leaving me to focus on long-term municipal bonds.

Forward we go.


/s/ Stephen C.  Bauer

Stephen C.  Bauer
President, SAFECO Asset Management

================================================================================

SAFECO MUNICIPAL BOND FUND

         The SAFECO Municipal Bond Fund returned 7.15% for the year ended September 30, while the average municipal bond fund returned 5.61% according to Lipper. The Fund ranked 20 of 230 general municipal bond funds for the one year just ended. (For the five and ten years, the SAFECO Fund was 26 of 103, and 7 of 62 similar funds.) The Lehman Brothers Long Municipal Bond Index posted 8.48% for the same period.

         It's nearly impossible for a bond fund to beat a bond index because the index has no expenses, no cash and no call features. The superior performance of the Fund compared to its peer group can be attributed to both the deep discount bonds and the premium coupon bonds we bought at out-of-favor prices.

         In the last six months, transactions in the Municipal Bond Fund were generally for one of two purposes: one, to sell pre-refunded bonds and reinvest in longer, higher-yielding issues, and two, to improve call protection by buying discount bonds.

         At the end of March, the Fund held 13% of net assets in advance-refunded bonds. An advance-refunded bond is a bond for which funds have been set aside to prepay it at the first date at which it can be called. Advance refunding effectively shortens a bond's life to seven or eight years, making it an intermediate-term bond. While these bonds are very stable in price and an excellent source of liquidity in any market, significant yield pickups can be achieved by selling pre-re's and reinvesting in long-term bonds.

         During the last six months I sold about $13 million of pre-re's and bought long bonds. This reduced the percentage of pre-refunded bonds to 11% as of September 30, 1996. The pre-refunded bonds were sold at an average yield of 4.4% and the money reinvested at a yield of 6.1%. Although substantial capital gains were realized by the sales, they were offset by our tax-loss carryforwards from 1994.

         When the price of a bond is at par, its ability to appreciate in the event of declining yields is


(Continued on next page.)

================================================================================
inhibited. As yields fall lower, these par bonds are often called in and refinanced at the new, lower rates. One way to avoid this dampening effect on appreciation is to buy lower coupon bonds at a deep discount to par. These bonds can appreciate a long ways before the call feature gets in the way.

         For example, in April I sold the Fund's position in Clark County Airport Improvement Revenue (6.00%, due 7/1/22) at 98.56. I reinvested the proceeds in Waco Health Facilities (5.00%, due 11/1/25) at a price of 85.88. If interest rates continue to fall, the Waco bonds will rise in price much faster than the Clark County bonds (6.00%). Several smaller swaps of a similar nature were made during the six-month period.

SAFECO CALIFORNIA TAX-FREE INCOME FUND

         The SAFECO California Tax-Free Income Fund returned 8.53% for the year ended September 30, while the average California municipal bond fund returned 6.49%. According to Lipper, that placed the SAFECO Fund 2 of 95 California funds for the year, 4 of 46 funds for the five years, and 4 of 26 for the ten years just ended. Meanwhile, the Lehman Brothers Long Municipal Bond Index posted 8.48% for the one-year period.

         Again, our performance was due to our preference for discount bonds. Like the SAFECO Municipal Bond Fund, the California Fund reduced its percentage in prerefunded bonds, and improved call protection and performance by selling par bonds and buying discounts.

         The performance results are already quite striking. On May 7, I sold San Francisco Airport bonds (6.00%) at a price near par, 98.25. With the proceeds, I bought a discount, the California Department of Water Resources bonds (5.25%), priced at 88.45. As of September 30, the discount, California Water, has increased 6.4% in price, compared to the San Francisco Airport's 4% gain. Obviously, if rates rise, the reverse will take place. The deeper discount Water bonds will fall faster than the Airport bonds, but only until the point the Airport 6.00% bonds break par. From that point, the two bonds would fall at roughly the same pace.

         The Foothill/Eastern Toll Road bonds (5.00%) continue to be one of the best performers the Fund owns. These bonds and the San

================================================================================

Joaquin Toll Road bonds have outperformed the market because the two construction projects are proceeding ahead of schedule and under budget. Once they have a history of toll collections, they may be upgraded by the rating agencies, which would further enhance their value.

         One new name added to the Fund was Eldorado Public Agency Financing Authority, which is responsible for water and wastewater treatment in the Placerville area.

SAFECO INSURED MUNICIPAL BOND FUND

The SAFECO Insured Municipal Bond Fund was ranked number 1 of 48 insured funds with one-year records ending September 30. The SAFECO Fund returned 8.37% for the year ended September 30, while the average insured fund returned 5.75% according to Lipper. The Lehman Brothers Long Insured Municipal Bond Index posted 8.14% for the same period.

         Our willingness to stay fully invested in long bonds and to buy bonds that are out of favor and on sale has enabled us to soundly outperform the Index and our peers.

         Due to its performance, the Insured Fund has attracted new money to invest. We put it to work in Chicago General Obligation, Dade County Water and Sewer System Revenue and Los Angeles Convention and Exhibition Center Authority Certificates of Participation.

         In addition, two exchanges were made. The Insured Fund sold San Francisco Airport bonds (6.00%) and purchased Los Angeles County Sanitation District Revenue bonds (5.25%) to improve call protection and performance. In August, bonds with maturities from 13 to 20 years were sold and the proceeds were reinvested in Huron Valley School District, Michigan (5.75%, due May 1,
2022). The result was better call protection and an average yield pickup of .26%.


/s/ Stephen C. Bauer

Stephen C. Bauer
Portfolio Manager,
 SAFECO Municipal Bond Fund
 SAFECO California Tax-Free Income Fund
 SAFECO Insured Municipal Bond Fund

================================================================================

SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

         The SAFECO Washington State Municipal Bond Fund returned 6.69% for the year ended September 30. The average Washington fund returned 6.50% according to Lipper, and the Lehman Brothers Long Municipal Bond Index posted 8.48% for the same period.

         We outperformed our peer group because of our preference for long-term, discount bonds.

         As the new fund manager, I have not, and do not plan to change the investment strategy of the Washington Fund. I will continue to favor long-term, discount bonds. These bonds will usually have maturities of 20 years or more and can be bought below face value, which creates appreciation as the bond matures.

         In addition, I will continue to seek to buy bonds at a "good price." By this I mean a price that is lower than where it normally trades relative to other municipal bonds. Bonds that have long maturities and low coupons provide higher yields, but are more volatile with greater price swings. Therefore, this Fund is most appropriate for long-term investors.

[PHOTO OF BEVERLY DENNY]

         Transactions were minimal, with three purchases and one exchange. The purchases include limited general obligation bonds for Kent (maturing in 2026 at a yield of 6.1%), Kitsap County Sewer Revenue bonds (maturing in 2016 and yielding 6.05%), and Washington Higher Education Facility bonds issued for Pacific Lutheran University (maturing in 2026 at a yield of 5.92%). All are insured and received a rating of AAA.

         The exchange involved trading Centralia Water Revenue bonds for additional Chelan County PUD #1 bonds. Doing so, we picked up .45% in yield.

         Furthermore, few new issues and a low current supply of Washington bonds point to continued support of the current high price levels relative to that of the national market.


/s/ Beverly Denny

Beverly Denny
SAFECO Washington State
  Municipal Bond Fund Manager

================================================================================

SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND

         For the year ended September 30, the SAFECO Intermediate-term Municipal Bond Fund returned 4.20%, while the average intermediate-term municipal bond fund returned 4.31% according to Lipper. The Lehman Brothers 7-year Municipal Bond Index posted 4.44% for the same period.

         The longer average maturity of the SAFECO Intermediate Fund enhances its performance in up markets. However, in the down market we have experienced over most of the year, the Fund's longer maturity caused it to underperform.

         Although the municipal market as a whole has improved, yields in the intermediate municipal market have increased as bond prices have gone down. The yield curve has flattened, and the spreads (differences between the yields of intermediate bonds and longer maturity bonds) have narrowed. For example, according to the Muni Fair Value Indices maintained by Bloomberg Financial Markets, the spread between a generic AA general obligation bond with a seven-year maturity and one with a 30-year maturity decreased by almost .4% during the year ending September 30, 1996.

[PHOTO OF MARY V. METASTASIO]

         However, all of the decline in the intermediate market occurred during the first three quarters of the year ending September 30. Over the last three months, both the market and the Fund's performance have improved.

         The improving market allowed us to take advantage of the opportunity to sell off some of our shorter, lower-yielding bonds at attractive levels, and replace them with longer, higher-yielding bonds. (This is the strategy that Steve Bauer, the previous manager, developed.) An example of this was selling New York State Local Government Assistance Corporation bonds (4.85%, due 4/1/04 at par) and buying Massachusetts
(Continued on next page.)

================================================================================

Water Resources Authority bonds (5.25%, due 12/1/08 at a yield of 5.20%).

         I plan to continue managing the Fund with the same philosophy as in the past, and continue to take advantage of market conditions to increase yield and add value.



/s/ Mary V. Metastasio

Mary V. Metastasio
SAFECO Intermediate-Term
  Municipal Bond Fund Manager

                        S&P CREDIT RATINGS DISTRIBUTIONS
                         AS A PERCENTAGE OF NET ASSETS
                               SEPTEMBER 30, 1996

SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
--------------------------------------------
A:                       20%
AA:                      15%
AAA:                     49%
B:                        3%
BBB:                      8%
NOT RATED:                2%
CASH & OTHER:             3%

SAFECO MUNICIPAL BOND FUND
---------------------------
A:                       28%
AA:                      20%
AAA:                     36%
B:                        1%
BBB:                      7%
NOT RATED:                7%
CASH & OTHER:             1%

SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
-------------------------------------------
A:                       23%
AA:                      17%
AAA:                     43%
NOT RATED:               10%
CASH & OTHER:             7%

SAFECO INSURED MUNICIPAL BOND FUND
----------------------------------
AAA:                     97%
CASH & OTHER:             3%

SAFECO CALIFORNIA TAX-FREE INCOME FUND
--------------------------------------
A:                       24%
AA:                      10%
AAA:                     40%
BBB:                     11%
NOT RATED:               10%
CASH & OTHER:             5%

================================================================================

                                   HIGHLIGHTS
                               September 30, 1996


                  SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND

TOP FIVE
TYPES OF BONDS                                     PERCENT OF NET ASSETS
------------------------------------------------------------------------
Local G.O. - Unlimited Tax .............                             17%
Lease Rental ...........................                             15%
Hospital ...............................                             15%
Electric Utilities - Combination .......                             13%
Utilities - Water and Sewer ............                             13%

TOP FIVE HOLDINGS                                  PERCENT OF NET ASSETS
------------------------------------------------------------------------
New York State Housing Finance Agency
   Health Facilities Revenue ............                           5.1%
North Carolina Municipal Power Agency
   #1 Catawba Electric Revenue ..........                           5.1%
Mississippi Hospital Equipment
   and Facilities Authority .............                           4.3%
Trinity River Authority (TX) ............                           4.2%
Oklahoma Industries Authority
   Health Facilities ....................                           4.2%

TOP FIVE STATES                                    PERCENT OF NET ASSETS
------------------------------------------------------------------------
Illinois .................................                           12%
Washington ...............................                           11%
New York .................................                            9%
California ...............................                            8%
Indiana ..................................                            7%



                       SAFECO INSURED MUNICIPAL BOND FUND

TOP FIVE
TYPES OF BONDS                                     PERCENT OF NET ASSETS
------------------------------------------------------------------------
Utilities - Sewer ........................                           18%
Electric Utilities - Combination .........                           13%
Local G.O. - Unlimited Tax ...............                           11%
University Revenue .......................                            9%
Utilities - Water  & Sewer ...............                            9%

TOP FIVE HOLDINGS                                  PERCENT OF NET ASSETS
------------------------------------------------------------------------
Los Angeles Convention and
   Exhibition Center ......................                         4.9%
Huron Valley School District
   General Obligation (MI) ................                         4.8%
Board of Trustee Alabama Agriculture &
   Mechanical University Revenue ..........                         4.7%
Los Angeles County Sanitation District
   Financing Authority Revenue ............                         4.5%
Rhode Island Health and Education
   Building Corporation Higher
   Education Facility Revenue .............                         3.7%

TOP FIVE STATES                                    PERCENT OF NET ASSETS
------------------------------------------------------------------------
California ................................                          23%
Illinois ..................................                          11%
Washington ................................                          10%
Pennsylvania ..............................                           8%
Texas .....................................                           8%

================================================================================

                               September 30, 1996

SAFECO MUNICIPAL BOND FUND

TOP FIVE
TYPES OF BONDS                                     PERCENT OF NET ASSETS
------------------------------------------------------------------------
Electric Utilities - Combination ..........                           15%
Escrow Secured - U.S. Treasury
   (Prerefunded) ..........................                           11%
Hospital ..................................                            9%
Utilities - Water and Sewer ...............                            7%
Utilities - Sewer .........................                            6%

TOP FIVE HOLDINGS                                  PERCENT OF NET ASSETS
------------------------------------------------------------------------
San Joaquin Hills (CA) Transportation
   Corridor Agency .........................                        4.3%
Illinois Educational Facilities Authority ..                        3.5%
Austin Combined Utility System .............                        3.3%
Alaska Housing Finance Corp. ...............                        3.2%
East Chicago (IN) Elementary School
   Building Corp. ..........................                        2.6%

TOP FIVE STATES                                    PERCENT OF NET ASSETS
------------------------------------------------------------------------
California .................................                         21%
Washington .................................                         11%
Illinois ...................................                         10%
New York ...................................                          7%
Texas ......................................                          7%


                     SAFECO CALIFORNIA TAX-FREE INCOME FUND

TOP FIVE
TYPES OF BONDS                                     PERCENT OF NET ASSETS
------------------------------------------------------------------------
Electric Utilities - Combination ...........                         11%
Toll Road ..................................                         11%
Utilities - Sewer ..........................                         10%
Local G.O. - Limited Tax ...................                         10%
Hospital ...................................                         10%

TOP FIVE HOLDINGS                                  PERCENT OF NET ASSETS
------------------------------------------------------------------------
San Joaquin Hills Transportation
   Corridor Agency ..........................                       5.8%
Los Angeles County Sanitation
   District Financing Authority .............                       5.8%
Pittsburg Redevelopment Agency ..............                       5.2%
Foothill/Eastern Transportation
   Corridor Agency ..........................                       4.8%
San Jose Redevelopment Agency ...............                       4.7%


                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

TOP FIVE
TYPES OF BONDS                                     PERCENT OF NET ASSETS
------------------------------------------------------------------------
Local G.O. - Limited Tax ....................                        15%
Hospital ....................................                        12%
Local G.O. - Unlimited Tax ..................                        11%
Utilities - Water ...........................                         9%
Housing - Uninsured .........................                         8%

TOP FIVE HOLDINGS                                  PERCENT OF NET ASSETS
------------------------------------------------------------------------
Everett School District #2
   Unlimited Tax G.O. .......................                       4.6%
King County Housing Authority ...............                       4.6%
Renton Water and Sewer Improvement ..........                       4.3%
Snohomish County Public
   Utility District #1 ......................                       4.2%
Spokane Regional Solid
   Waste Management System ..................                       3.9%

================================================================================

                               September 30, 1996

------------------------------------------------------------------------
CURRENT YIELD (30-DAY)                                           PERCENT
------------------------------------------------------------------------
SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND .....                 4.42%

SAFECO INSURED MUNICIPAL BOND FUND ...............                 4.84%

SAFECO MUNICIPAL BOND FUND .......................                 5.26%

SAFECO CALIFORNIA TAX-FREE INCOME FUND ...........                 5.18%

SAFECO WASHINGTON STATE MUNICIPAL BOND FUND ......                 4.71%

------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                          YEARS
------------------------------------------------------------------------
SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND ......                  7.7

SAFECO INSURED MUNICIPAL BOND FUND ................                 24.3

SAFECO MUNICIPAL BOND FUND ........................                 23.8

SAFECO CALIFORNIA TAX-FREE INCOME FUND ............                 24.0

SAFECO WASHINGTON STATE MUNICIPAL BOND FUND .......                 22.6

================================================================================

                            PORTFOLIO OF INVESTMENTS
                            SAFECO INTERMEDIATE-TERM
                              MUNICIPAL BOND FUND
                      As of September 30, 1996 (Unaudited)

PRINCIPAL                                                                 MARKET
AMOUNT (000's)                                                    (VALUE (000's)
--------------------------------------------------------------------------------
BONDS-97.6%

ALASKA - 3.3%

         $250              Anchorage Hospital Revenue
                           (Sisters of Providence)
                           6.75%, due 10/01/01 ................             $270

          200              Fairbanks North Star Borough
                           General Obligation
                           5.20%, due 3/01/03 [MBIA]* .........              203

ARIZONA - 0.7%

          100              Tucson Airport Authority
                           General Revenue
                           5.30%, due 6/01/03 [MBIA] ..........              103

CALIFORNIA - 8.3%

          235              Pleasanton Joint Powers Financing
                           Authority Reassessment Revenue
                           5.80%, due 9/02/02 .................              241

          440              Sacramento Municipal
                           Utility District
                           Electric Revenue
                           5.50%, due 2/01/11 .................              436

          500              Santa Margarita Dana Point
                           Authority Revenue
                           5.375%, due 8/01/04 ................              517

CONNECTICUT - 4.9%

          100              Connecticut Housing
                           Finance Authority
                           Housing Mortgage
                           Finance Program
                           5.40%, due 5/15/03 .................              103

          150              Connecticut Special Tax
                           Obligation
                           Transportation Infrastructure
                           6.50%, due 6/01/03 .................              164

          400              East Haven Connecticut
                           General Obligation
                           6.50%, due 9/01/05 [FGIC] ..........              441

DISTRICT OF COLUMBIA - 3.0%

                           District of Columbia
                           General Obligation
          150              5.75%, due 6/01/03 .................              150
          300              5.20%, due 6/01/03 .................              290

GEORGIA - 2.7%

                           Georgia Municipal
                           Electric Authority
                           General Power Revenue
          100              5.75%, due 1/01/03 .................              103
          300              4.75%, due 1/01/04 .................              290

ILLINOIS - 11.9%

          125              Chicago Wastewater
                           Transmission Revenue
                           5.20%, due 1/01/04 [FGIC] ..........              127

          100              Illinois Health Facilities
                           Authority Revenue
                           (Brokaw-Mennonite Association)
                           5.60%, due 8/15/01 [FGIC] ..........              103

          300              Illinois Health Facilities
                           Authority Revenue
                           (Masonic Medical Center)
                           5.20%, due 10/01/03 ................              298


                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                  SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                      As of September 30, 1996 (Unaudited)

PRINCIPAL                                                                 MARKET
AMOUNT (000's)                                                    (VALUE (000's)
--------------------------------------------------------------------------------
ILLINOIS (CONTINUED)

        $500               Joliet Waterworks and
                           Sewerage Revenue
                           7.00%, due 1/01/05 [FGIC] ...........            $564

                           Metropolitan Pier and
                           Exposition Authority
                           (McCormick Place Expansion Project)
         100               5.90%, due 6/15/03 ..................             104
         500               5.50%, due 6/15/03 [MBIA] ...........             515

INDIANA - 6.5%

         100               Clay School Building Corp.
                           First Mortgage
                           5.60%, due 1/01/03 [MBIA] ...........             103

         200               Hammond Multi-School
                           Building Corp.
                           First Mortgage (Lake County)
                           5.50%, due 1/15/03 ..................             208

         330               Highland School Building Corp.
                           First Mortgage
                           5.00%, due 1/05/04 ..................             325

         100               Indiana Bond Bank State
                           Revolving Fund Program
                           5.90%, due 2/01/03 ..................             105

         100               Indianapolis Local Public
                           Improvement Bond Bank
                           Transportation Revenue
                           5.80%, due 7/01/03 ..................             105

         100               Pike Township School
                           Building Corp.
                           First Mortgage Revenue
                           5.70%, due 2/01/01 ..................             103

KENTUCKY - 3.6%

         $500              Kentucky State Property and
                           Buildings
                           Commission Revenue
                           5.50%, due 9/01/04 ..................             517

LOUISIANA - 1.4%

         100               Louisiana Correctional Facilities
                           Corp. Lease Revenue
                           5.55%, due 12/15/02 [FSA] ...........             103

         100               Louisiana Public Facilities
                           Authority
                           Student Loan Revenue
                           6.20%, due 3/01/01 ..................             105

MASSACHUSETTS - 3.4%

                           Massachusetts Water
                           Resources Authority
                           General Revenue
         400               5.25%, due 12/01/08 .................             395
         100               5.70%, due 11/01/02 .................             104

MICHIGAN - 2.2%

         300               Detroit School District
                           Unlimited Tax General Obligation
                           5.75%, due 5/01/02 ..................             311

MISSISSIPPI - 4.3%

         600               Mississippi Hospital Equipment
                           and Facilities Authority
                           Revenue (Mississippi Baptist
                           Medical Center)
                           5.40%, due 5/01/04 [MBIA] ...........             613

NEW JERSEY - 0.7%

         100               New Jersey Housing & Mortgage
                           Finance Agency Housing Revenue
                           6.00%, due 11/01/02 .................             104


                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                  SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                      As of September 30, 1996 (Unaudited)

PRINCIPAL                                                                 MARKET
AMOUNT (000's)                                                    (VALUE (000's)
--------------------------------------------------------------------------------
NEW YORK - 9.3%

        $100               Metropolitan Transportation
                           Authority
                           Transit Facilities Service
                           Contract Revenue
                           5.375%, due 7/01/02 .................            $101

         400               New York City Municipal Water
                           Finance Authority
                           5.00%, due 6/15/03 ..................             400

         100               New York Dormitory Authority
                           State University Educational
                           Facilities Revenue
                           5.75%, due 5/15/01 ..................             104

         700               NYS HFA Health Facilities
                           6.375%, due 11/01/04 ................             732

NORTH CAROLINA - 6.6%

         210               North Carolina Eastern Municipal
                           Power Agency System Revenue
                           5.50%, due 1/01/02 ..................             212

         800               North Carolina Municipal
                           Power Agency
                           #1 Catawba Electric Revenue
                           4.10%, due 1/01/05 [AMBAC] ..........             729

OHIO - 1.7%

         250               Ohio Air Quality Development
                           Authority Revenue
                           (Buckeye Power, Inc. Project)
                           5.00%, due 8/01/03 ..................             250

OKLAHOMA - 4.2%

        $600               Oklahoma Industries Authority
                           Health Facilities Revenue
                           (Sisters of Mercy Health System,
                           St. Louis, Inc.)
                           5.20%, due 6/01/05 ..................            $598

PENNSYLVANIA - 1.7%

         250               Philadelphia Water and
                           Wastewater Revenue
                           5.00%, due 6/15/02 ..................             247

TEXAS - 5.7%

         100               Coastal Bend Health Facility
                           Development Corp.
                           Health Services Revenue
                           (Incarnate Word)
                           5.70%, due 1/01/03 [AMBAC] ..........             104

         100               Houston Sewer System Junior
                           Lien Revenue
                           5.75%, due 12/01/02 .................             105

         600               Trinity River Authority Revenue
                           (Tarrant County Water Project)
                           5.75%, due 2/01/05 ..................             607


                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                  SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                      As of September 30, 1996 (Unaudited)

PRINCIPAL                                                                 MARKET
AMOUNT (000's)                                                    (VALUE (000's)
--------------------------------------------------------------------------------
WASHINGTON - 11.5%

        $500               Snohomish & Island
                           County School District #401
                           (Stanwood) General Obligation
                           5.90%, due 12/15/11 [MBIA] ........           $   512

         500               Tacoma Electric System Revenue
                           5.80%, due 1/01/04 [FGIC] .........               524

         100               Washington Health Care
                           Facilities Authority Revenue
                           (Empire Health Service, Spokane)
                           5.50%, due 11/01/03 [MBIA] ........               103

                           Washington Public Power
                           Supply System
                           Nuclear Project #2 Revenue
         200               5.30%, due 7/01/02 ................               202
         300               4.80%, due 7/01/04 ................               289
                                                                         -------

TOTAL BONDS ..................................................            14,042
                                                                         -------

TEMPORARY INVESTMENTS - 1.4%

INVESTMENT COMPANIES:

         202               Federated Tax-Exempt
                           Money Market Fund, Inc. ..........                202
                                                                         -------
TOTAL TEMPORARY INVESTMENTS .................................                202
                                                                         -------


TOTAL INVESTMENTS - 99.0% ...................................            $14,244
Other Assets, less Liabilities ..............................                144
                                                                         -------
NET ASSETS ..................................................            $14,388
                                                                         =======

---------------------------
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

FGIC:    Financial Guaranty
         Insurance Corp. ........................................          16.2%
MBIA:    Municipal Bond Investors
         Assurance Corp. ........................................          11.7
AMBAC:   AMBAC Indemnity Corp. ..................................           5.9
FSA:     Financial Security
         Assurance, Inc. ........................................           0.7
                                                                           ----
                                                                           34.5%

                                                                           ====


                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                            PORTFOLIO OF INVESTMENTS
                       SAFECO INSURED MUNICIPAL BOND FUND
                      As of September 30, 1996 (Unaudited)


PRINCIPAL                                                                 MARKET
AMOUNT (000's)                                                    (VALUE (000's)
--------------------------------------------------------------------------------
BONDS - 96.5%

ALABAMA - 4.7%

        $600               Board of Trustee Alabama
                           Agriculture & Mechanical
                           University Revenue
                           5.50%, due 11/01/20 [MBIA]* .........            $584

ALASKA - 2.4%

         300               Alaska Housing Finance Corp.
                           Insured Mortgage Program
                           5.90%, due 12/01/33 [FSA] ...........             295

CALIFORNIA - 22.9%

         385               Fresno Sewer System Revenue
                           4.50%, due 9/01/23 [AMBAC] ..........             315

         665               Los Angeles Convention and
                           Exhibition Center
                           Authority Certificates of
                           Participation
                           5.125%, due 8/15/21 [MBIA] ..........             608

         600               Los Angeles County Sanitation
                           District
                           Financing Authority Revenue
                           (Capital Projects)
                           5.25%, due 10/01/19 [MBIA] ..........             562

         500               Los Angeles Department of
                           Water and Power
                           Electricity Refunding Revenue
                           4.25%, due 11/15/14 [MBIA] ..........             414

         350               Los Angeles Wastewater
                           System Revenue
                           4.70%, due 11/01/19 [FGIC] ..........             300

         350               Sacramento Municipal Utility
                           District
                           Electric Revenue
                           4.75%, due 9/01/21 [MBIA] ...........             300

         250               San Diego Public Facilities
                           Financing Authority
                           Sewer Revenue
                           5.00%, due 5/15/23 [AMBAC] ..........             224

         145               University of California Revenue
                           (Multiple Purpose Projects)
                           4.75%, due 9/01/15 [AMBAC] ..........             128

FLORIDA - 3.7%

         470               Dade County Water and Sewer
                           System Revenue
                           5.50%, due 10/01/25 [FGIC] ..........             457

ILLINOIS - 11.3%
                           Chicago General Obligation
         100               5.875%, due 1/01/22 [AMBAC] .........             100
         500               5.125%, due 1/01/25 [FGIC] ..........             455

         250               Cook County General Obligation
                           5.00%, due 11/15/23 [MBIA] ..........             223

         200               Illinois Health Facilities
                           Authority Revenue
                           (The Children's Memorial Hospital)
                           5.00%, due 8/15/22 [AMBAC] ..........             177

         400               Regional Transportation Authority
                           6.75%, due 6/01/25 [FGIC] ...........             451

INDIANA - 6.2%

         100               Indiana Municipal Power Agency
                           Power Supply System Revenue
                           6.125%, due 1/01/13 [MBIA] ..........             106

         250               Indiana State Office Building
                           Commission
                           Capitol Complex Revenue
                           5.25%, due 7/01/15 [AMBAC] ..........             236

         100               Indiana Transportation Finance
                           Authority
                           Highway Revenue
                           5.25%, due 6/01/15 [AMBAC] ..........              96

         350               Indianapolis Gas Utility Revenue
                           5.375%, due 6/01/21 [FGIC] ..........             330


                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                       PORTFOLIO OF INVESTMENTS (Continue)
                       SAFECO INSURED MUNICIPAL BOND FUND
                      As of September 30, 1996 (Unaudited)

PRINCIPAL                                                                 MARKET
AMOUNT (000's)                                                    (VALUE (000's)
--------------------------------------------------------------------------------
IOWA - 1.9%

        $250               Marshalltown Pollution Control
                           Revenue
                           (Iowa Electric Light and Power
                           Co. Project)
                           5.50%, due 11/01/23 [MBIA] .........             $240

MICHIGAN - 7.3%

         350               Detroit Water Supply System
                           Revenue
                           5.00%, due 7/01/23 [FGIC] ..........              314

         600               Huron Valley School District
                           General Obligation
                           5.50%, due 5/01/11 [FSA] ...........              599

MINNESOTA - 2.4%

         350               Minneapolis and St. Paul Housing
                           and Redevelopment Authority
                           Health Care System Revenue
                           (HealthSpan)
                           4.75%, due 11/15/18 [AMBAC] ........              305

NORTH CAROLINA - 1.0%

         125               North Carolina Eastern Municipal
                           Power Agency
                           Power System Revenue
                           5.50%, due 1/01/17 [FGIC] ..........              120

PENNSYLVANIA - 8.4%

         350               Montgomery County Higher
                           Education and Health Authority
                           Hospital Revenue
                           (Abington Memorial Hospital)
                           5.125%, due 6/01/24 [FGIC] .........              320

         400               Pittsburgh Water and Sewer
                           Authority Revenue
                           4.75%, due 9/01/16 [FGIC] ..........              352

         445               University Area Joint Authority
                           Sewer Revenue
                           4.75%, due 11/01/20 [MBIA] .........              384

RHODE ISLAND - 3.7%

          500              Rhode Island Health and
                           Education Building Corporation
                           Higher Education Facility Revenue
                           5.25%, due 9/15/23 [MBIA] ..........              462

SOUTH CAROLINA - 0.8%

         100               South Carolina Public Service
                           Authority Revenue
                           5.50%, due 7/01/21 [MBIA] ..........               96

TEXAS - 7.9%

         200               Colorado River Municipal
                           Water District
                           Water System Revenue
                           5.15%, due 1/01/21 [AMBAC] .........              184

         250               Harris County Toll Road
                           Unlimited Tax Revenue
                           5.50%, due 8/15/21 [FGIC] ..........              242

                           Lower Colorado River Authority
                           Junior Lien Revenue

         300               5.625%, due 1/01/17 [FSA] ..........              291


         10       -        5.625%, due 1/01/17 [FSA]
                           (Prerefunded 1/01/15 @ 100) ........               10

         95                Sabine River Authority Pollution
                           Control Revenue
                           (Texas Utilities Electric Co.
                           Project)
                           6.55%, due 10/01/22 [FGIC] .........              103

         175               Trinity River Authority Regional
                           Wastewater System Revenue
                           5.00%, due 8/01/16 [AMBAC] .........              160

VIRGINIA - 1.8%

         250               Virginia Housing Development
                           Authority
                           Commonwealth Mortgage
                           5.25%, due 7/01/27 [AMBAC] .........              229




                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                       SAFECO INSURED MUNICIPAL BOND FUND
                      As of September 30, 1996 (Unaudited)


PRINCIPAL                                                                                  MARKET
AMOUNT (000's)                                                                      VALUE (000's)
-------------------------------------------------------------------------------------------------
WASHINGTON - 10.1%
   $100                                       King County Public Hospital
                                              District #1
                                              Hospital Facilities Revenue
                                              (Valley Medical Center)
                                              5.50%, due 9/01/17 [AMBAC] ...............  $    95

   250                                        Municipality of Metropolitan
                                              Seattle Sewer Revenue
                                              6.30%, due 1/01/33 [MBIA] ................      260

   250                                        Richland Water and Sewer
                                              Improvement Revenue
                                              5.625%, due 4/01/12 [MBIA] ...............      250

   300                                        Snohomish County Public
                                              Utility District #1
                                              Electric Revenue
                                              5.50%, due 1/01/20 [FGIC] ................      288

   $100                                       Washington Health Care Facilities
                                              Authority Revenue
                                              (Swedish Hospital Medical
                                              Center)
                                              6.30%, due 11/15/22 [AMBAC] ..............      104
   250                                        Yakima-Tieton Irrigation
                                              District Revenue
                                              6.20%, due 6/01/19 [FSA] .................      259
                                                                                          -------
                                              TOTAL BONDS ..............................   12,028
                                                                                          =======

TEMPORARY  INVESTMENTS - 2.3%
Investment Companies:
   282                                        Federated Tax-Exempt
                                              Money Market Fund, Inc. ..................      282
                                                                                          -------
                                              TOTAL TEMPORARY INVESTMENTS ..............      282
                                                                                          -------
                                              TOTAL INVESTMENTS - 98.8% ................   12,310
                                              Other Assets, less Liabilities ...........      150
                                                                                          -------
                                              NET ASSETS ...............................  $12,460
                                                                                          =======

* The Provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

MBIA:                   Municipal Bond Investors
                        Assurance Corp. ............................... 37.3%
FGIC:                   Financial Guaranty
                        Insurance Corp. ............................... 31.0
AMBAC:                  AMBAC Indemnity Corp. ......................... 19.6
FSA:                    Financial Security
                        Assurance, Inc. ............................... 12.1
                                                                       -----
                                                                       100.0%
                                                                       =====
--------------------------------------------------------------------------------
- Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.

                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                      As of September 30, 1996 (Unaudited)


PRINCIPAL                                                                 MARKET
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
BONDS - 98.5%

ALABAMA - 0.5%
     $1,310
Agriculture and Mechanical
University Revenue                   Board of Trustees Alabama
                                     5.50%, due 11/01/20 [MBIA]* ........ $1,274
     1,000                           Citronelle Industrial
                                     Development Board
                                     Pollution Control Revenue
                                     8.00%, due 12/01/12 ................  1,109
ALASKA - 3.2%
                                     Alaska Housing Finance Corp.
                                     Veterans Mortgage Program
        785                          6.50%, due 6/01/31 .................    793
     17,000                          5.00%, due 12/01/18 ................ 14,910

ARIZONA - 2.5%
                                     Phoenix Civic Improvement Corp.
                                     Wastewater System Lease
                                     Revenue
     4,220                           5.00%, due 7/01/18 [MBIA] ..........  3,874
     9,800                           4.75%, due 7/01/23 .................  8,240

CALIFORNIA - 20.8%
      1,500                          Foothill/Eastern Transportation
                                     Corridor Agency
                                     Toll Road Revenue
                                     5.00%, due 1/01/35 .................  1,243


      2,500                          Los Angeles County Certificates
                                     of Participation
                                     (Disney Parking Project)
                                     5.50%, due 9/01/21 .................  2,309

     13,000                          Los Angeles Department of
                                     Water and Power
                                     Electric Plant Revenue
                                     5.25%, due 11/15/26 ................ 11,849
                                     Los Angeles Wastewater
                                     System Revenue

     $1,280                          4.70%, due 11/01/17 [FGIC]           $1,109

     5,000                           4.70%, due 11/01/19 [FGIC] .........  4,282

     2,200                           Metropolitan Water District of
                                     Southern California Waterworks
                                     Revenue
                                     5.75%, due 3/01/14 .................  2,178

     5,250                           Northern California Power
                                     Agency
                                     Geothermal Project Revenue
                                     5.00%, due 7/01/09 .................  4,951

                                     Pittsburg Redevelopment Agency
                                     Los Medanos Community
                                     Development Project Tax
                                     Allocation

     11,995                          5.80%, due 8/01/34 [AMBAC]           11,921

     6,400                           4.625%, due 8/01/21 [AMBAC]           5,387

     1,000                           Redding Joint Powers Financing
                                     Solid Waste and Corporation
                                     Yard Revenue
                                     5.00%, due 1/01/23 .................    844

     8,500                           Sacramento County Sanitation
                                     District Finance Authority
                                     4.75%, due 12/01/23 ................  7,225

     5,000                           Sacramento Municipal Utility
                                     District Electric Revenue
                                     6.00%, due 2/01/15 .................  5,001

     3,600                           San Francisco Airport
                                     Commission Sewer Revenue
                                     6.00%, due 5/01/25 [FGIC] ..........  3,644

     1,700                           San Francisco Redevelopment
                                     Financing Authority
                                     Tax Allocation Revenue
                                     4.75%, due 8/01/18 [FGIC] ..........  1,473

                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                           SAFECO MUNICIPAL BOND FUND
                      As of September 30, 1996 (Unaudited)


PRINCIPAL                                                                 MARKET
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------


CALIFORNIA (CONTINUED)
    $8,010                           San Joaquin County Public
                                     Facilities Financing Corp.
                                     Certificates of Participation
                                     Capital Facilities Project
                                     4.75%, due 11/15/19 [MBIA] ........ $ 6,855

    25,000                           San Joaquin Hills Transportation
                                     Corridor Agency Senior Lien Toll
                                     Road Revenue
                                     5.00%, due 1/01/33 ................  20,937

                                     Southern California Public Power
                                     Authority Power Project Revenue
                                     (Multiple Projects)
    4,085                           -5.50%, due 7/01/20
                                     (Prerefunded 7/01/00 @ 100) .......   4,250
    3,165                            5.50%, due 7/01/20 ................   3,012
    2,200                            Southern California Public Power
                                     Authority Power Project Revenue
                                     (Palo Verde Project)
                                     5.00%, due 7/01/17 ................   1,970

COLORADO - 0.3%
    1,000                            Colorado Housing Finance
                                     Authority Multi-Family
                                     Mortgage Revenue
                                     8.30%, due 10/01/23 ...............   1,109

    295                              Colorado Housing Finance
                                     Authority Single Family
                                     Residential Housing Revenue
                                     8.75%, due 9/01/17 ................     309
DELAWARE - 0.7%
    4,200                            Delaware River and Bay
                                     Authority Revenue
                                     4.75%, due 1/01/24 [MBIA] .........   3,605
FLORIDA - 1.9%
                                     Florida Board of Education
                                     General Obligation
    1,000                            5.00%, due 6/01/12 ................     934
    3,000                            5.00%, due 6/01/24 ................   2,675

    2,750                            Mid-Bay Bridge Authority
                                     Revenue
                                     6.10%, due 10/01/22 ...............  12,736

    3,000                            Orlando Utility Commission Water
                                     and Electric Revenue
                                     5.00%, due 10/01/23 ...............   2,671
GEORGIA - 3.0%
    6,750                            Atlanta Water and
                                     Sewerage Revenue
                                      4.50%, due 1/01/18 ...............   5,671

    4,000                            Cobb County Kennestone
                                     Hospital Authority Revenue
                                     5.00%, due 4/01/24 [MBIA] .........   3,548

    5,000                            Municipal Electric Authority
                                     Project One Special Obligation
                                     Fourth Crossover Series
                                     6.50%, due 1/01/20 ................   5,416
ILLINOIS - 10.2%
    7,000                            Chicago Wastewater
                                     Transmission Revenue
                                     5.125%, due 1/01/20 [FGIC] ........   6,392

    5,500                            Illinois Dedicated Tax Revenue
                                     (Civic Center)
                                     7.00%, due 12/15/10 [AMBAC] .......   6,084

    17,500                           Illinois Educational Facilities
                                     Authority Adjustable Demand
                                     Revenue (University of Chicago)
                                     5.70%, due 12/01/25 ...............  17,014

    5,000                            Metropolitan Pier and Exposition
                                     Authority McCormick Place
                                     Convention Complex Hospitality
                                     Facilities Revenue
                                     7.00%, due 7/01/26 ................   5,454

    8,360                            Regional Transportation Authority
                                     6.75%, due 6/01/25 [FGIC] .........   9,425

                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                           SAFECO MUNICIPAL BOND FUND
                      As of September 30, 1996 (Unaudited)


PRINCIPAL                                                                 MARKET
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------


ILLINOIS (CONTINUED)
    $4,770                   University of Illinois Auxiliary
                             Facilities System Revenue
                             5.75%, due 4/01/22 ........................ $ 4,682
INDIANA - 5.4%
    200                      Beech Grove Economic
                             Development Revenue
                             (Westvaco Corp.)
                             8.75%, due 7/01/10 ........................     203

    11,000                  -East Chicago Elementary School
                             Building Corp. First Mortgage
                             7.00%, due 1/15/16
                             (Prerefunded 1/15/03 @ 102) ...............  12,367

    7,715                    Hammond Multi-School Building
                             Corp. First Mortgage Revenue
                             6.20%, due 7/10/15 ........................   8,007
    6,450                    Indianapolis Gas Utility System
                             Revenue
                             4.00%, due 6/01/11 [FGIC] .................   5,525
IOWA - 0.2%
    880                      Iowa Housing Finance Authority
                             Multiple Family Housing Revenue
                             10.00%, due 4/01/23 .......................     884
KENTUCKY - 1.9%
    8,805                   -Kentucky Local Correctional
                             Facilities Construction Authority
                             Multi-County Revenue
                             7.00%, due 11/01/14
                             (Prerefunded 11/01/97 @ 102) ..............   9,260
MARYLAND - 1.8%
    5,125                    Baltimore Project and Revenue
                             (Water Projects)
                             5.00%, due 7/01/24 ........................   4,687

    5,000                    Maryland Health and Higher
                             Educational Facilities Authority
                             Revenue (University of Maryland
                             Medical System)
                             4.75%, due 7/01/23 [FGIC] .................   4,249
MASSACHUSETTS - 2.1%
                             Massachusetts Water Resources
                             Authority General Revenue
     4,500                   6.00%, due 4/01/20 ........................   4,508
     4,000                   5.00%, due 3/01/22 ........................   3,577
     2,500                   4.75%, due 12/01/23 .......................   2,134

MICHIGAN - 1.3%
    5,000                    Detroit Water Supply System
                             Revenue
                             4.75%, due 7/01/19 [FGIC] .................   4,301
    2,000                    University of Michigan Hospital
                             Revenue
                             6.375%, due 12/01/24 ......................   2,043
NEVADA - 0.2%
    965                      Clark County Airport Improvement
                             Revenue
                             13.00%, due 7/01/98 .......................   1,100
NEW JERSEY - 0.4%
    1,640                   -New Jersey Turnpike Authority
                             Revenue
                             10.375%, due 1/01/03
                             (Escrowed to Maturity) ....................   1,958
NEW MEXICO - 0.5%
    2,500                    Farmington Collateralized
                             Pollution Control Revenue (Tucson
                             Gas and Electric Co.)
                             6.10%, due 1/01/08 ........................   2,449
NEW YORK - 6.7%
                             New York City Municipal Water
                             Finance Authority Water and
                             Sewer System Revenue
     2,205                   6.00%, due 6/15/19 [FGIC] .................   2,199
     2,100                   5.00%, due 6/15/17 [FGIC] .................   1,913

                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                           SAFECO MUNICIPAL BOND FUND
                      As of September 30, 1996 (Unaudited)


PRINCIPAL                                                                 MARKET
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
NEW YORK (CONTINUED)
                             New York Dormitory Authority
                             State University Educational
                             Facilities Revenue
     $ 4,400                 7.50%, due 5/15/11 .......................  $ 5,145
       5,250                 7.50%, due 5/15/13 .......................    6,199
       6,500                 5.25%, due 5/15/15 .......................    6,005
       1,500                 5.00%, due 7/01/15 .......................    1,388
       4,000                -New York Local Government
                             Assistance Corp.
                             7.00%, due 4/01/21
                             (Prerefunded 4/01/01 @ 100) ..............    4,388
       4,700                 Triborough Bridge and Tunnel
                             Authority Revenue
                             8.125%, due 1/01/12 ......................    5,014
NORTH CAROLINA - 2.3%
      11,000                 North Carolina Eastern Municipal
                             Power Agency Power System
                             Revenue
                             6.00%, due 1/01/22 .......................   10,900
OKLAHOMA - 1.2%
       5,590                 McGee Creek Authority
                             Water Revenue
                             6.00%, due 1/01/23 [MBIA] ................    5,919
PENNSYLVANIA - 4.0%
       5,000                 Centre County University Area
                             Joint Authority Sewer Revenue
                             4.75%, due 11/01/20 [MBIA] ...............    4,311

       6,000                -Pennsylvania Intergovernmental
                             Cooperative Authority Special Tax
                             Revenue (City of Philadelphia)
                             6.80%, due 6/15/22
                             (Prerefunded 6/15/02 @ 100) ..............    6,624

       7,415                -Philadelphia Water and Sewer
                             Revenue
                             7.00%, due 8/01/18
                             (Prerefunded 8/01/01 @ 100) ..............    8,165
PUERTO RICO - 1.8%
      10,000                 Puerto Rico Highway and
                             Transportation Authority
                             Highway Revenue
                             5.00%, due 7/01/36 .......................    8,693
SOUTH CAROLINA - 6.1%
      10,250                 Charleston County Hospital
                             Facility Revenue
                             5.00%, due 10/01/22 [MBIA] ...............    9,130

       1,135                 Charleston County Pollution
                             Control Facilities Revenue
                             5.90%, due 8/01/03 .......................    1,138

       4,000                 Charleston Waterworks and
                             Sewer System Revenue
                             5.00%, due 1/01/16 .......................    3,688

       5,500                 Pickens County and Richland
                             County Hospital Revenue
                             5.75%, due 8/01/21 [AMBAC] ...............    5,393

                             South Carolina Public Service
                             Authority Power Supply Revenue
       1,395                 5.70%, due 7/01/08 .......................    1,395
      10,000                 5.125%, due 1/01/32 ......................    8,735

TEXAS - 6.7%
      10,000                 Austin Combined Utility
                             System Revenue
                             12.50%, due 11/15/07 [MBIA] ..............   16,118

       4,350                 Austin Water, Sewer and
                             Electric Revenue
                             14.00%, due 11/15/01 .....................    5,609

       1,600                -Coastal Industrial Water
                             Authority Water Revenue
                             5.50%, due 12/15/09
                             (Escrowed to Maturity) ...................    1,605

       2,260                 Texas Municipal Power
                             Agency Revenue
                             5.50%, due 9/01/13 [FGIC] ................    2,231

                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                           SAFECO MUNICIPAL BOND FUND
                      As of September 30, 1996 (Unaudited)


PRINCIPAL                                                                 MARKET
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
TEXAS (CONTINUED)
     $7,500                   Waco Texas Health Facilities
                              Development Corp. Hospital
                              Revenue
                              5.00%, due 11/01/25 ......................  $6,595
UTAH - 1.1%
                              Intermountain Power Agency
                              Special Obligation First Crossover
                              Series
     1,900                    6.00%, due 7/01/23 .......................   1,897
     2,750                    5.00%, due 7/01/16 .......................   2,475

     1,000                   -Salt Lake City Hospital Revenue
                              (IHC Hospitals)
                              5.00%, due 6/01/15
                              (Escrowed to Maturity) ...................     930
VIRGINIA - 0.2%
     1,155                   -Richmond Metropolitan
                              Expressway Authority Revenue
                              5.60%, due 1/15/13
                              (Escrowed to Maturity) ...................   1,165
WASHINGTON - 10.7%
     7,255                    Douglas County Public Utility
                              District #1 Wells Hydroelectric
                              Revenue
                              8.75%, due 9/01/18 .......................   9,370

     2,500                    Everett School District #2
                              Snohomish County Unlimited Tax
                              General Obligation
                              6.20%, due 12/01/12 [MBIA] ...............   2,628

     1,750                    King County Housing Authority
                              Pooled Housing Refunding
                              Revenue
                              6.80%, due 3/01/26 .......................   1,823

     1,650                    King County Limited Tax General
                              Obligation (Various Purposes)
                              4.75%, due 1/01/19 .......................   1,473
WASHINGTON (CONTINUED)
     2,255                    King County Public Hospital
                              District #1 Hospital Facilities
                              Revenue (Valley Medical Center)
                              5.50%, due 9/01/17 [AMBAC] ...............   2,147

     4,800                    Lewis County Public Utility
                              District #1 Cowlitz Falls
                              Hydroelectric Project Revenue
                              6.00%, due 10/01/24 ......................   4,781

     4,000                    Port of Seattle Revenue
                              6.00%, due 12/01/14 ......................   4,022

     3,000                    Washington Health Care Facilities
                              Authority Revenue (Fred
                              Hutchinson Cancer Research
                              Center)
                              7.375%, due 1/01/18 ......................   3,234

     6,350                    Washington Health Care Facilities
                              Authority Revenue (Yakima Valley
                              Memorial Hospital Association)
                              7.25%, due 1/01/21 .......................   7,063

     8,500                    Washington Public Power Supply
                              System Nuclear Project #1
                              Revenue
                              6.00%, due 7/01/17 .......................   8,331

     4,000                    Washington Public Power Supply
                              System Nuclear Project #2
                              Revenue
                              6.30%, due 7/01/12 .......................   4,209

     2,610                    Washington Public Power Supply
                              System Nuclear Project #3
                              Revenue
                              5.50%, due 7/01/18 .......................   2,437

                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                           SAFECO MUNICIPAL BOND FUND
                      As of September 30, 1996 (Unaudited)

PRINCIPAL                                                 MARKET
AMOUNT (000's)                                     VALUE (000's)
--------------------------------------------------------------------------------
WEST VIRGINIA - 0.6%
    $3,025  West Virginia Housing
            Development Fund Single
            Family Mortgage Revenue
            6.125%, due 7/01/13 ................... $  3,046

WISCONSIN - 0.2%
     1,000  Wisconsin Health and Education
            Facilities Authority Revenue
            6.00%, due 10/01/12 [MBIA] .............   1,006
                                                    --------

TOTAL BONDS ........................................ 476,154
                                                    --------
TOTAL INVESTMENTS - 98.5% .......................... 476,154

Other Assets, less Liabilities .....................   7,033
                                                    --------
NET ASSETS ........................................ $483,187
                                                    ========

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:
MBIA:    Municipal Bond Investors
         Assurance Corp. ...........................    12.2%
FGIC:    Financial Guaranty
         Insurance Corp. ...........................     9.8
AMBAC:   AMBAC Indemnity Corp. .....................     6.5
                                                    --------
                                                        28.5%
                                                    ========

- Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.


                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================
                            PORTFOLIO OF INVESTMENTS
                           SAFECO CALIFORNIA TAX-FREE
                                  INCOME FUND
                      As of September 30, 1996 (Unaudited)

PRINCIPAL                                                 MARKET
AMOUNT (000's)                                      VALUE (000's)
--------------------------------------------------------------------------------
BONDS - 94.9%
    $2,250  California Department of
            Water Resources
            Central Valley Project
            Water System Revenue
            5.25%, due 12/01/24 [FGIC]* ............  $ 2,118

    2,250   California Health Facilities
            Financing Authority
            Insured Health Facility Revenue
            (Catholic Healthcare West)
            4.75%, due 7/01/19 [MBIA] ..............    1,943

    2,750   California Statewide Communities
            Development Authority
            Certificates of Participation
            (The Trustees of the J.
            Paul Getty Trust)
            5.00%, due 10/01/23 ....................    2,448

    3,715   California Statewide Communities
            Development Authority
            Certificates of Participation
            (Childrens Hospital of
            Los Angeles)
            4.75%, due 6/01/21 [MBIA] ..............    3,189

       20   Concord Redevelopment Agency
            Tax Allocation
            Central Concord Redevelopment
            Project
            8.00%, due 7/01/18 [BIG] ...............       22

    3,750   Culver City Redevelopment
            Financing Authority
            Tax Allocation Revenue
            4.60%, due 11/01/20 [AMBAC] ............    3,153

    3,150   East Bay Regional Park District
            California General Obligation
            5.75%, due 9/01/17 .....................    3,097

    2,000   Eldorado Public Agency
            Financing Authority
            5.50%, due 2/15/21 [FGIC] ..............    1,942

    4,195   Foothill/Eastern Transportation
            Corridor Agency
            Toll Road Revenue
            5.00%, due 1/01/35 .....................    3,477

      670   Inglewood Insured Hospital
            Revenue
            (Daniel Freeman Hospital)
            6.75%, due 5/01/13 .....................      703

            Los Angeles Convention and
            Exhibition Center
            Authority Certificates of
            Participation

    1,200 - 9.00%, due 12/01/20
            (Prerefunded 12/01/05 @ 100) ...........    1,562
    1,300   5.125%, due 8/15/21 [MBIA] .............    1,188

    4,500   Los Angeles County Sanitation
            District Financing
            Authority Revenue (Capital
            Projects)
            5.25%, due 10/01/19 ....................    4,172

    3,800   Los Angeles Department of
            Water and Power
            Waterworks Revenue
            4.75%, due 11/15/19 ....................    3,278

                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================
                      PORTFOLIO OF INVESTMENTS (Continued)
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                      As of September 30, 1996 (Unaudited)

PRINCIPAL                                                 MARKET
AMOUNT (000's)                                      VALUE (000's)
--------------------------------------------------------------------------------

    $2,000  Los Angeles Wastewater
            System Revenue
            4.70%, due 11/01/17 [FGIC] ............  $ 1,732

    2,500   Northern California Power
            Agency
            Geothermal Project Revenue
            5.00%, due 7/01/09 ....................    2,358

    1,350   Palomar Pomerado Health System
            California Insured
            Revenue Service
            4.75%, due 11/01/23 [MBIA] ............    1,141

    4,435   Pittsburg Redevelopment Agency
            Los Medanos Community
            Development Project
            Tax Allocation
            4.625%, due 8/01/21 ...................    3,733

            Pleasanton Joint Powers
            Financing Authority
            Reassessment Revenue

    1,430   6.20%, due 9/02/17 ....................    1,431

    1,890   6.15%, due 9/02/12 ....................    1,914

    3,900   Redding Joint Powers Financing
            Authority
            Solid Waste and Corporation
            Yard Revenue
            5.00%, due 1/01/23 ....................    3,292

     2,000  Riverside County Certificates of
            Participation
            (Capital Projects)
            6.125%, due 11/01/21 ..................    2,007

    1,000   Riverside County Certificates of
            Participation
            (Public Financing Project)
            7.875%, due 12/01/15 ..................    1,026

    3,000   Sacramento Municipal Utility
            District
            Electric Revenue
            4.75%, due 9/01/21 [MBIA] .............    2,573

    1,750   San Diego Public Facilities
            Financing Authority
            Sewer Revenue
            5.25%, due 5/15/20 ....................    1,606

    5,000   San Joaquin Hills Transportation
            Corridor Agency
            Senior Lien Toll Road Revenue
            5.00%, due 1/01/33 ....................    4,187

    4,000   San Jose Redevelopment Agency
            4.75%, due 8/01/22 ....................    3,422

            Southern California Public
            Power Authority
            Power Project Revenue
            (Multiple Projects)

    2,665 - 5.50%, due 7/01/20
            (Prerefunded 7/01/00 @ 100) ...........    2,773

    1,335   5.50%, due 7/01/20 ....................    1,270

                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================
                      PORTFOLIO OF INVESTMENTS (Continued)
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                      As of September 30, 1996 (Unaudited)

PRINCIPAL                                                 MARKET
AMOUNT (000's)                                      VALUE (000's)
--------------------------------------------------------------------------------
    $1,000  Southern California Public
            Power Authority
            Power Project Revenue
            (Transportation Project)
            4.75%, due 7/01/23 ...................... $    853

    970     Stanislaus Waste-to-Energy
            Financing Agency
            Solid Waste Facility Revenue
            7.625%, due 1/01/10 .....................    1,046
                                                      --------

TOTAL BONDS .........................................   68,656
                                                      --------
TEMPORARY INVESTMENTS - 3.3% Investment Companies:

    $2,366  SEI Tax Exempt Trust Institutional
            Tax Free Portfolio ......................    2,366

TOTAL TEMPORARY INVESTMENTS .........................    2,366
                                                      --------

TOTAL INVESTMENTS - 98.2% ...........................   71,022
Other Assets, less Liabilities ......................    1,342
                                                      --------

NET ASSETS .......................................... $ 72,364
                                                      ========

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolios they guarantee at the period end are as follows:

MBIA:    Municipal Bond Investors
         Assurance Corp. ..............................   14.6%
FGIC:    Financial Guaranty Insured Corp. .............    8.4
AMBAC:   AMBAC Indemnity Corp .........................    4.6
BIG:     Bond Investors Guaranty
         Insurance Co. ................................    0.0
                                                         -----
                                                          27.6%
                                                         =====

-        Prerefunded bonds are collateralized by securities (generally U.S.
         Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.

                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                            PORTFOLIO OF INVESTMENTS
                            SAFECO Washington State
                              Municipal Bond Fund
                      As of September 30, 1996 (Unaudited)

PRINCIPAL                                                   MARKET
AMOUNT (000's)                                       VALUE (000's)
--------------------------------------------------------------------------------
BONDS - 95.6%

    $200    Chelan County Public Utility
            District #1 Columbia River Rock
            Hydroelectric System Revenue
            6.375%, due 6/01/29 .........................  $ 201

    300     Everett School District #2
            Snohomish County
            Unlimited Tax General Obligation
            6.20%, due 12/01/12 [MBIA]* .................    315

    215     Grant County Public
            Utility District #2
            Wanapum Hydroelectric Revenue
            6.375%, due 1/01/23 .........................    217

    100     Kent Limited Tax General
            Obligation
            5.75%, due 12/01/26 [MBIA] ..................     99

    300     King County Housing Authority
            Pooled Housing Refunding
            Revenue
            6.80%, due 3/01/26 ..........................    313

    250     King County Limited Tax
            General Obligation
            (Various Purposes)
            4.75%, due 1/01/19 ..........................    223

    200     King County Public Hospital
            District #1
            Hospital Facilities Revenue
            (Valley Medical Center)
            5.50%, due 9/01/17 [AMBAC] ..................    191

    $100    King County School
            District #415 (Kent)
            Unlimited Tax General Obligation
            6.45%, due 12/01/12 .........................  $ 107

    200     Kitsap County School
            District #401 (Central Kitsap)
            Unlimited Tax General Obligation
            5.50%, due 12/01/11 .........................    197

    100     Kitsap County, Sewer Revenue
            5.75%, due 7/01/16 [MBIA] ...................    100

    250     Klickitat County Public Hospital
            District # 1
            Unlimited Tax General Obligation
            5.75%, due 10/01/27 [FGIC] ..................    246

    100     Lewis County Public Utility
            District #1
            Cowlitz Falls Hydroelectric
            Project Revenue
            6.00%, due 10/01/24 .........................    100

    200     Municipality of Metropolitan
            Seattle Sewer Revenue
            6.30%, due 1/01/33 [MBIA] ...................    208

    95      Pike Place Market Preservation
            and Development
            Authority Special Obligation
            Revenue
            6.60%, due 12/01/21 .........................     99

    100     Port of Seattle Revenue
            6.00%, due 12/01/14 .........................    101


                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                      As of September 30, 1996 (Unaudited)

PRINCIPAL                                                                 MARKET
AMOUNT(000'S)                                                      VALUE (000'S)
--------------------------------------------------------------------------------
     $300              Renton Water and Sewer
                       Improvement Revenue
                       5.375%, due 4/01/13 ..................               $293

     200               Seattle Water System Revenue
                       5.25%, due 12/01/23 ..................                185

     295               Snohomish County Public Utility
                       District #1
                       Generation System Revenue
                       5.50%, due 1/01/20 [FGIC] ............                283

     250               Spokane Regional Solid Waste
                       Management System Revenue
                       6.25%, due 12/01/11 [AMBAC] ..........                264

     250               Tacoma Limited Tax
                       General Obligation
                       6.25%, due 12/01/12 ..................                257

     250               Tacoma Water System Revenue
                       5.50%, due 12/01/13 ..................                249

     200               Tukwila Limited Tax
                       General Obligation
                       5.90%, due 1/01/14 ...................                204

     100               Tumwater Unlimited Tax
                       General Obligation
                       5.80%, due 12/01/11 ..................                100

     200               University of Washington Housing
                       and Dining System Revenue
                       5.00%, due 12/01/21 [MBIA] ...........                180

     100               Washington Certificates of
                       Participation
                       (State Office Building Project)
                       6.00%, due 4/01/12 ...................                100

     100               Washington Health Care Facilities
                       Authority Revenue
                       (Empire Health Service Spokane)
                       5.80%, due 11/01/10 [MBIA] ...........                103

     200               Washington Health Care Facilities
                       Authority Revenue
                       (Franciscan Health System
                       St. Joseph Hospital and
                       Health Care Center, Tacoma
                       5.625%, due 1/01/13 [MBIA] ...........                196

     200               Washington Health Care Facilities
                       Authority Revenue
                       (Northwest Hospital, Seattle)
                       5.75%, due 11/15/23 [AMBAC] ..........                193

     100               Washington Health Care Facilities
                       Authority Revenue
                       (Swedish Hospital Medical Center)
                       6.30%, due 11/15/22 [AMBAC] ..........                104

     120               Washington Public Power
                       Supply System
                       Nuclear Project #2 Revenue
                       5.50%, due 7/01/18 ...................                112

     250               Washington Higher Education
                       Facilities Authority
                       Revenue and Refunding Revenue
                       (Pacific Lutheran University
                       Project)
                       5.70%, due 11/01/26 [CL] .............                243



                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                      As of September 30, 1996 (Unaudited)

PRINCIPAL                                                                 MARKET
AMOUNT(000'S)                                                      VALUE (000'S)
--------------------------------------------------------------------------------
   $250              Washington State Housing
                     Finance Commission
                     Revenue (Horizon House
                     Project)
                     6.125%, due 7/01/27 [AG] ...............             $  254

   250               Whatcom County Limited Tax
                     General Obligation
                     5.75%, due 12/01/12 [FSA] ..............                251

   200               Yakima-Tieton Irrigation
                     District Revenue
                     6.20%, due 6/01/19 [FSA] ...............                207
                                                                          ------

TOTAL BONDS .................................................              6,495
                                                                          ------

TEMPORARY INVESTMENTS - 0.2%

INVESTMENT COMPANIES:
    16               Aim Tax-Exempt
                     Money Market Fund, Inc. ................                 16
                                                                          ------

TOTAL TEMPORARY INVESTMENTS .................................                 16
                                                                          ------

TOTAL INVESTMENTS - 95.8% ...................................              6,511
Other Assets, less Liabilities ..............................                282
                                                                          ------

NET ASSETS ..................................................             $6,793
                                                                          ======

---------------------

*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at period end are as follows:

MBIA:    Municipal Bond Investors
         Assurance Corp. ....................................              18.5%
AMBAC:   AMBAC Indemnity Corp. ..............................              11.6
FGIC:    Financial Guaranty
         Insurance Corp. ....................................               8.1
FSA:     Financial Security
         Assurance, Inc. ....................................               7.1
AG:      Asset Guaranty .....................................               3.9
CL:      Connie Lee .........................................               3.7
                                                                           ----
                                                                           52.9%
                                                                           ====



                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                      STATEMENTS OF ASSETS AND LIABILITIES
                      As of September 30, 1996 (Unaudited)


                                                         SAFECO           SAFECO
                                              INTERMEDIATE-TERM          INSURED
                                                      MUNICIPAL        MUNICIPAL
(In Thousands, Except Per-Share Amounts)              BOND FUND        BOND FUND
--------------------------------------------------------------------------------
ASSETS
  Investments, at Value:
    Bonds (Identified Cost $13,825 and
      $11,434, respectively)                            $14,042          $12,028
    Temporary Investments                                   202              282
                                                        -------          -------
      Total Investments                                  14,244           12,310

  Cash                                                       --               --
  Receivables
    Interest                                                214              196
    Trust Shares Sold                                        --                4
  Deferred Organization Expense                               6                6
                                                        -------          -------
          Total Assets                                   14,464           12,516
                                                        -------          -------
LIABILITIES
  Payables
    Dividends                                                23               33
    Investment Advisory Fees                                  7                7
    Notes Payable                                            --               --
    Trust Shares Redeemed                                    --               --
    Organization Expense                                      6                6
    Other                                                    40               10
                                                        -------          -------
          Total Liabilities                                  76               56
                                                        -------          -------
NET ASSETS                                              $14,388          $12,460
                                                        =======          =======

  NO LOAD CLASS:
    Net Assets                                          $14,388          $12,460
    Trust Shares Outstanding                              1,373            1,171
                                                        -------          -------
    Net Asset Value, Offering Price, and
      Redemption Price Per Share                        $ 10.48          $ 10.64
                                                        =======          =======

  CLASS A:
    Net Assets
    Trust Shares Outstanding
    Net Asset Value and Redemption
      Price Per Share
    Maximum Offering Price Per Share
      (Net Asset Value Plus Sales Charge of 4.5%)

  CLASS B:
    Net Assets
    Trust Shares Outstanding
    Net Asset Value and Offering Price Per Share
--------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                      As of September 30, 1996 (Unaudited)

                                                                                SAFECO           SAFECO
                                                              SAFECO        CALIFORNIA       WASHINGTON
                                                           MUNICIPAL    TAX-FREE STATE        MUNICIPAL
(In Thousands, Except Per-Share Amounts)                   BOND FUND       INCOME FUND        BOND FUND
-------------------------------------------------------------------------------------------------------
ASSETS
  Investments, at Value:
    Bonds (Identified Cost $430,999, $63,638
      and $6,255, respectively)                             $476,154           $68,656           $6,495
    Temporary Investments                                         --             2,366               16
                                                            --------           -------           ------
      Total Investments                                      476,154            71,022            6,511

  Cash                                                             2                --               --
  Receivables
    Interest                                                   8,534             1,111              116
    Trust Shares Sold                                            307               397              200
  Deferred Organization Expense                                   --                --                2
                                                            --------           -------           ------
      Total Assets                                           484,997            72,530            6,829

LIABILITIES
  Payables
    Dividends                                                    836                99               22
    Investment Advisory Fees                                     172                32                4
    Notes Payable                                                330                --               --
    Trust Shares Redeemed                                        401                16               --
    Organization Expense                                          --                --                2
    Other                                                         71                19                8
                                                            --------           -------           ------
      Total Liabilities                                        1,810               166               36
                                                            --------           -------           ------
NET ASSETS                                                  $483,187           $72,364           $6,793
                                                            ========           =======           ======

  NO LOAD CLASS:
    Net Assets                                              $482,987           $72,164           $6,593
    Trust Shares Outstanding                                  34,946             5,980              630
                                                            --------           -------           ------
    Net Asset Value, Offering Price, and
      Redemption Price Per Share                            $  13.82           $ 12.07           $10.45
                                                            ========           =======           ======
  CLASS A:
    Net Assets                                              $    100           $   100           $  100
    Trust Shares Outstanding                                       7                 8               10
                                                            --------           -------           ------
    Net Asset Value and Redemption
      Price Per Share                                       $  13.82           $ 12.07           $10.45
                                                            ========           =======           ======
    Maximum Offering Price Per Share
      (Net Asset Value Plus Sales Charge of 4.5%)           $  14.47           $ 12.64           $10.94
                                                            ========           =======           ======
  CLASS B:
    Net Assets                                              $    100           $   100           $  100
    Trust Shares Outstanding                                       7                 8               10
                                                            --------           -------           ------
    Net Asset Value and Offering Price Per Share            $  13.82           $ 12.07           $10.45
                                                            ========           =======           ======
-------------------------------------------------------------------------------------------------------




                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                            STATEMENTS OF OPERATIONS
         For the Six-Month Period Ended September 30, 1996 (Unaudited)


                                                        SAFECO           SAFECO
                                             INTERMEDIATE-TERM          INSURED
                                                     MUNICIPAL        MUNICIPAL
(In Thousands)                                       BOND FUND        BOND FUND
-------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                                $383            $343

EXPENSES
  Investment Advisory Fees                                  40              39
  Shareholder Servicing Fees                                 7               7
  Legal and Auditing Fees                                    7               7
  Loan Interest                                              1              --
  Reports to Shareholders                                    1               1
  Custodian Fees                                             4               3
  Trustees Fees                                              2               2
  Amortization of Organization Expenses                      2               2
                                                          ----            ----
    Total Expenses                                          64              61
                                                          ----            ----
NET INVESTMENT INCOME                                      319             282
                                                          ----            ----
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Net Realized (Loss) on Investments                        (8)            (20)
  Net Change in Unrealized Appreciation                     (5)            249
                                                          ----            ----

NET GAIN (LOSS) ON INVESTMENTS                             (13)            229
                                                          ----            ----
NET CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                               $306            $511
                                                          ====            ====
-------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

         For the Six-Month Period Ended September 30, 1996 (Unaudited)


                                                                                  SAFECO
                                                                   SAFECO     WASHINGTON
                                               SAFECO          CALIFORNIA          STATE
                                            MUNICIPAL            TAX-FREE      MUNICIPAL
(In Thousands)                              BOND FUND         INCOME FUND      BOND FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                    $14,663              $2,100           $193

EXPENSES
  Investment Advisory Fees                      1,018                 191             21
  Shareholder Servicing Fees                      213                  34              1
  Legal and Auditing Fees                          15                   8              7
  Loan Interest                                     4                   1             --
  Reports to Shareholders                          26                   4              1
  Custodian Fees                                    6                   3              3
  Trustees Fees                                     4                   2              2
  Amortization of Organization Expenses            --                  --              1
                                              -------              ------           ----

    Total Expenses                              1,286                 243             36
                                              -------              ------           ----

NET INVESTMENT INCOME                          13,377               1,857            157
                                              -------              ------           ----
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on Investments       1,975                 169             (7)
  Net Change in Unrealized Appreciation         2,625               1,094             77
                                              -------              ------           ----

NET GAIN ON INVESTMENTS                         4,600               1,263             70
                                              -------              ------           ----
NET CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                   $17,977              $3,120           $227
                                              =======              ======           ====
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)


                                                         SAFECO INTERMEDIATE-TERM                    SAFECO INSURED
                                                              MUNICIPAL BOND FUND               MUNICIPAL BOND FUND
                                                     --------------------------------------------------------------
                                                      FOR THE SIX         FOR THE      FOR THE SIX          FOR THE
                                                     MONTHS ENDED      YEAR ENDED     MONTHS ENDED       YEAR ENDED
                                                         SEPT. 30        MARCH 31         SEPT. 30         MARCH 31
(In Thousands)                                               1996            1996             1996             1996
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income                                   $   319         $   627          $   282          $   422
  Net Realized Gain (Loss) on Investments                      (8)              7              (20)               9
  Net Change in Unrealized Appreciation                        (5)            422              249              239
                                                          -------          -------         -------          -------
  Net Change in Net Assets Resulting
    from Operations                                           306            1,056             511              670

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income                                      (319)            (627)           (282)            (422)
  Net Realized Gain on Investments                             --               --              --               --

NET TRUST SHARE TRANSACTIONS
  No-Load                                                    (580)             790             473            3,347
  Class A                                                      --               --              --               --
  Class B                                                      --               --              --               --
                                                          -------          -------         -------          -------
    Total                                                    (580)             790             473            3,347
                                                          -------          -------         -------          -------
TOTAL CHANGE IN NET ASSETS                                   (593)           1,219             702            3,595

NET ASSETS AT BEGINNING OF PERIOD                          14,981           13,762          11,758            8,163
                                                          -------          -------         -------          -------
NET ASSETS AT END OF PERIOD                               $14,388          $14,981         $12,460          $11,758
                                                          =======          =======         =======          =======
-------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS

SHARES
  Sales                                                       154              342             257              368
  Reinvestments                                                17               33               8                8
  Redemptions                                                (226)            (300)           (218)             (64)
                                                          -------          -------         -------          -------
  Net Change                                                  (55)              75              47              312
                                                          =======          =======         =======          =======
AMOUNTS
  Sales                                                   $ 1,597          $ 3,592         $ 2,666          $ 3,939
  Reinvestments                                               179              350              86               81
  Redemptions                                              (2,356)          (3,152)         (2,279)            (673)
                                                          -------          -------         -------          -------
  Net Change                                              $  (580)         $   790         $   473          $ 3,347
                                                          =======          =======         =======          =======
As of September 30, 1996:
Trust Shares Authorized                                 Unlimited                        Unlimited
Par Value Per Share                                       $  .001                          $  .001
Paid in Capital                                           $14,194                          $11,941
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                                  (Unaudited)


                                                                           SAFECO                    SAFECO CALIFORNIA
                                                              MUNICIPAL BOND FUND                 TAX-FREE INCOME FUND
                                                     ------------------------------------------------------------------
                                                      FOR THE SIX         FOR THE         FOR THE SIX          FOR THE
                                                     MONTHS ENDED      YEAR ENDED        MONTHS ENDED       YEAR ENDED
                                                         SEPT. 30        MARCH 31            SEPT. 30         MARCH 31
(In Thousands)                                               1996            1996                1996             1996
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income                                  $ 13,377       $  26,736            $  1,857         $  3,520
  Net Realized Gain (Loss) on Investments                   1,975           2,608                 169              704
  Net Change in Unrealized Appreciation                     2,625          11,135               1,094            1,516
                                                         --------       ---------            --------         --------
  Net Change in Net Assets Resulting
    from Operations                                        17,977          40,479               3,120            5,740

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income                                   (13,377)        (26,736)             (1,857)          (3,520)
  Net Realized Gain on Investments                             --              --                  --             (449)

NET TRUST SHARE TRANSACTIONS
  No-Load                                                  (2,256)         (5,669)                355            4,717
  Class A                                                     100              --                 100               --
  Class B                                                     100              --                 100               --
                                                         --------       ---------            --------         --------
    Total                                                  (2,056)         (5,669)                555            4,717
                                                         --------       ---------            --------         --------
TOTAL CHANGE IN NET ASSETS                                  2,544           8,074               1,818            6,488

NET ASSETS AT BEGINNING OF PERIOD                         480,643         472,569              70,546           64,058
                                                         --------       ---------            --------         --------
NET ASSETS AT END OF PERIOD
                                                         $483,187       $ 480,643            $ 72,364         $ 70,546
                                                         ========       =========            ========         ========

OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS

SHARES
  Sales                                                     4,026          27,285               1,453            2,471
  Reinvestments                                               617           1,214                 106              223
  Redemptions                                              (4,788)        (28,766)             (1,511)          (2,299)
                                                         --------       ---------            --------         --------
  Net Change                                                 (145)           (267)                 48              395
                                                         ========       =========            ========         ========
AMOUNTS
  Sales                                                  $ 54,667       $ 377,063            $ 17,142         $ 29,742
  Reinvestments                                             8,412          16,744               1,249            2,678
  Redemptions                                             (65,135)       (399,476)            (17,836)         (27,703)
                                                         --------       ---------            --------         --------
  Net Change                                             $ (2,056)      $  (5,669)           $    555         $  4,717
                                                         ========       =========            ========         ========

As of September 30, 1996:
Trust Shares Authorized                                 Unlimited                           Unlimited
Par Value Per Share                                      $   .001                            $   .001
Paid in Capital                                          $439,713                            $ 67,175
----------------------------------------------------------------------------------------------------------------------
                                                               SAFECO WASHINGTON
                                                       STATE MUNICIPAL BOND FUND
                                                     ---------------------------
                                                      FOR THE SIX        FOR THE
                                                     MONTHS ENDED     YEAR ENDED
                                                         SEPT. 30       MARCH 31
(In Thousands)                                               1996           1996
--------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income                                    $  157         $  293
  Net Realized Gain (Loss) on Investments                      (7)            28
  Net Change in Unrealized Appreciation                        77            124
                                                           ------         ------
  Net Change in Net Assets Resulting
    from Operations                                           227            445

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income                                      (157)          (293)
  Net Realized Gain on Investments                             --            (20)

NET TRUST SHARE TRANSACTIONS
  No-Load                                                      34            404
  Class A                                                     100             --
  Class B                                                     100             --
                                                           ------         ------
    Total                                                     234            404
                                                           ------         ------
TOTAL CHANGE IN NET ASSETS                                    304            536

NET ASSETS AT BEGINNING OF PERIOD                           6,489          5,953
                                                           ------         ------
NET ASSETS AT END OF PERIOD
                                                           $6,793         $6,489
                                                           ======         ======
--------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS

SHARES
  Sales                                                        28             50
  Reinvestments                                                 2              3
  Redemptions                                                  (8)           (15)
                                                           ------         ------
  Net Change                                                   22             38
                                                           ======         ======
AMOUNTS
  Sales                                                    $  293         $  528
  Reinvestments                                                23             31
  Redemptions                                                 (82)          (155)
                                                           ------         ------
  Net Change                                               $  234         $  404
                                                           ======         ======

As of September 30, 1996:
Trust Shares Authorized                                 Unlimited
Par Value Per Share                                        $ .001
Paid in Capital                                            $6,560
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.       GENERAL

         The SAFECO Tax-Exempt Bond Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Intermediate-Term Municipal Bond Fund (Intermediate), SAFECO Insured Municipal Bond Fund (Insured), SAFECO Municipal Bond Fund (Municipal), SAFECO California Tax-Free Income Fund (California) and SAFECO Washington State Municipal Bond Fund (Washington) (together "the Funds").

         NEW CLASSES OF SHARES. Effective September 30, 1996, the Municipal Bond, California Tax-Free Income and Washington State Municipal Bond Funds began issuing two new classes of shares-Class A and Class B shares. Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales or distribution charges), these new classes of shares are sold by financial professionals to shareholders and have associated sales and distribution charges. Each class of shares represents an interest in the net assets of the fund. Financial highlights (see Note 6) are provided only for the no-load class of shares since the new classes of shares were first issued on the last day of the fiscal year.

2.       SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

         SECURITY VALUATION. Tax-exempt bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Temporary investments are valued at cost which approximates market.

         SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

         SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These

================================================================================

                                  (Unaudited)




securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.

   INCOME RECOGNITION. Interest is accrued on portfolio investments daily. Bond premiums and original issue discounts are amortized to either call or maturity dates. Market discount on bonds purchased after April 30, 1993, is recorded as taxable income at disposition.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month. Net gains realized from security transactions, if any, will normally be distributed to shareholders at the end of December.

   FEDERAL INCOME AND EXCISE TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all income to shareholders in a manner which results in no tax to the Funds. Therefore, no Federal income or excise tax provision is required. In addition, the Funds intend to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes. In addition, income which is derived from amortization on bonds purchased below their issued price after April 30, 1993, is treated as ordinary income for Federal income tax purposes.

3.       ACCUMULATED UNDISTRIBUTED CAPITAL LOSS

The Funds had the following amounts of accumulated undistributed net realized loss on investment transactions at September 30, 1996. For Federal income tax purposes, these represent capital loss carryforwards which will expire as follows:

                                                 EXPIRATION
(In Thousands)                                     AMOUNTS         DATES
---------------------------------------------------------------------------
SAFECO Intermediate-Term Municipal Bond Fund         $   23          2002

SAFECO Insured Municipal Bond Fund                       75       2001-2002

SAFECO Municipal Bond Fund                            1,651          2002

================================================================================

                                  (Unaudited)





4.       INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

         INVESTMENT ADVISORY FEES. SAFECO Asset Management Company (the "Investment Adviser") receives investment advisory fees from the Funds. For the Intermediate Fund, the fee is based on average daily net assets at the annual rate of 55/100 of one percent on the first $250 million, declining in three levels to 25/100 of one percent on net assets over $750 million. For the Insured and Washington Funds, the fee is based on average daily net assets at the annual rate of 65/100 of one percent on the first $250 million, declining in three levels to 35/100 of one percent on net assets over $750 million. For the Municipal and California Funds, the fee is based on average daily net assets at the annual rate of 55/100 of one percent on the first $100 million, declining in three levels to 25/100 of one percent on net assets over $500 million.

         TRANSFER AGENT FEES. SAFECO Services Corporation receives shareholder servicing fees.

         NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000. At September 30, 1996, the Municipal Bond Fund had a 5.46% note payable of $330,000 to General Insurance Company of America (a subsidiary of SAFECO Corporation). The note was repaid on October 3, 1996.

         AFFILIATE OWNERSHIP. At September 30, 1996, SAFECO Insurance Company of America ("SAFECO Insurance"), a wholly owned subsidiary of SAFECO Corporation, owned 397,434 shares (29% of the outstanding shares) of the Intermediate Fund, 605,644 shares (52%) of the Insured Fund and 502,372 shares (80%) of the Washington Fund.

         DEFERRED ORGANIZATION EXPENSES. Costs relating to the organization of the Intermediate, Insured and Washington Funds have been deferred and are being amortized to operations over a period of sixty months. These costs were advanced by the Investment Adviser and are being paid by those Funds over the amortization period.

                                  (Unaudited)

5.       INVESTMENT TRANSACTIONS

                                                                                                        SAFECO
                                            SAFECO         SAFECO                        SAFECO     Washington
                                     Intermediate-        Insured         SAFECO     California          State
                                    Term Municipal      Municipal      Municipal       Tax-Free      Municipal
(In Thousands)                           Bond Fund      Bond Fund      Bond Fund    Income Fund      Bond Fund
--------------------------------------------------------------------------------------------------------------
Purchases for the
         Period Ended
         September 30, 1996               $  1,359       $  3,133       $ 17,333       $  6,414       $    534
                                          ========       ========       ========       ========       ========
Sales for the Period
         Ended September 30, 1996         $  2,041       $  1,052       $ 28,379       $  4,389       $    315
                                          ========       ========       ========       ========       ========
Unrealized Appreciation
         (Depreciation) at
         September 30, 1996
Aggregate gross unrealized
         appreciation for investment
         securities in which there
         is an excess of value over
         identified cost                  $    309       $    625       $ 45,397       $  5,079       $    259

Aggregate gross unrealized
         depreciation for investment
         securities in which there
         is an excess of identified
         cost over value                       (92)           (31)          (242)           (61)           (19)
                                          --------       --------       --------       --------       --------
Net Unrealized Appreciation               $    217       $    594       $ 45,155       $  5,018       $    240
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

6.       FINANCIAL HIGHLIGHTS
         (For a Share Outstanding Throughout the Period)

         SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
         No-Load Class

                                                 For the                                                     November 5, 1992
                                                Six-Month                                                       (Commencement
                                               Period Ended                                                    of Operations)
                                               September 30                For the Year Ended March 31            to March 31
                                               ------------        ----------------------------------------------------------
                                                    1996              1996            1995            1994            1993
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value at
         Beginning of Period                     $    10.49        $    10.17      $    10.13      $    10.25      $    10.00

Income from Investment Operations
         Net Investment Income                         0.23              0.45            0.45            0.40            0.09
         Net Realized and Unrealized
            Gain (Loss) on Investments                (0.01)             0.32            0.04           (0.12)           0.25
                                                 ----------        ----------      ----------      ----------      ----------
            Total from Investment Operations           0.22              0.77            0.49            0.28            0.34

Less Distributions
         Dividends from Net Investment Income         (0.23)            (0.45)          (0.45)          (0.40)          (0.09)
                                                 ----------        ----------      ----------      ----------      ----------
Net Asset Value at End of Period                 $    10.48        $    10.49      $    10.17      $    10.13      $    10.25
                                                 ==========        ==========      ==========      ==========      ==========
Total Return                                           2.14%*            7.63%           4.97%           2.64%          -0.04%***

Net Assets at End of Period (000's)              $   14,388        $   14,981      $   13,762      $   10,781      $    2,345
Ratio of Expenses to Average Net Assets                0.89%**           0.84%           0.85%           0.99%           1.95%**
Ratio of Net Investment Income
         to Average Net Assets                         4.44%**           4.29%           4.46%           3.85%           2.18%**
Portfolio Turnover Rate                                9.58%**           9.12%           4.27%           1.49%           None
-----------------------------------------------------------------------------------------------------------------------------

*        Not Annualized.

**       Annualized.

***      Total return from March 18, 1993 (initial public offering) to March 31,
1993, not annualized.

                                  (Unaudited)

6.       FINANCIAL HIGHLIGHTS (Continued)
         (For a Share Outstanding Throughout the Period)

         SAFECO INSURED MUNICIPAL BOND FUND
         No-Load Class

                                                    For the                                                 November 5, 1992
                                                  Six-Month                                                    (Commencement
                                               Period Ended                                                   of Operations)
                                               September 30       For the Year Ended March 31                    to March 31
                                               ------------       ----------------------------------------------------------
                                                    1996             1996            1995            1994            1993
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value at
         Beginning of Period                     $    10.46       $    10.05      $     9.73      $    10.26      $    10.00

Income from Investment Operations
         Net Investment Income                         0.24             0.48            0.48            0.41            0.08
         Net Realized and Unrealized
            Gain (Loss) on Investments                 0.18             0.41            0.32           (0.53)           0.26
                                                 ----------       ----------      ----------      ----------      ----------
            Total from Investment Operations           0.42             0.89            0.80           (0.12)           0.34

Less Distributions
         Dividends from Net Investment Income         (0.24)           (0.48)          (0.48)          (0.41)          (0.08)
                                                 ----------       ----------      ----------      ----------      ----------
Net Asset Value at End of Period                 $    10.64       $    10.46           10.05      $     9.73      $    10.26
                                                 ==========       ==========      ==========      ==========      ==========
Total Return                                           4.13%*           8.95%           8.58%         -1.40%           -0.43% ***

Net Assets at End of Period (000's)              $   12,460       $   11,758      $    8,163      $    3,306      $    2,106
Ratio of Expenses to Average Net Assets                1.01% **         0.99%           1.08%           1.41%           1.95% **
Ratio of Net Investment Income
         to Average Net Assets                         4.70% **         4.53%           5.11%           3.99%           1.90% **
Portfolio Turnover Rate                               18.67% **         3.71%          14.76%          21.19%           None
----------------------------------------------------------------------------------------------------------------------------

*        Not Annualized.

**       Annualized.

***      Total return from March 18, 1993 (initial public offering) to March 31,
1993, not annualized.

                                  (Unaudited)


6.       FINANCIAL HIGHLIGHTS (Continued)
         (For a Share Outstanding Throughout the Period)


         SAFECO MUNICIPAL BOND FUND
         NO-LOAD CLASS

                                                         FOR THE
                                                       SIX-MONTH
                                                    PERIOD ENDED
                                                    SEPTEMBER 30                                       FOR THE YEAR ENDED MARCH 31
                                                    --------------        --------------------------------------------------------
                                                            1996              1996           1995           1994           1993
NET ASSET VALUE AT
         BEGINNING OF PERIOD                        $        13.69        $   13.36      $   13.27      $   14.13      $   13.37

INCOME FROM INVESTMENT OPERATIONS
         Net Investment Income                                0.38             0.76           0.77           0.78           0.81
         Net Realized and Unrealized
            Gain (Loss) on Investments                        0.13             0.33           0.12          (0.55)          0.94
                                                    --------------        ---------      ---------      ---------      ---------

         Total from Investment Operations                     0.51             1.09           0.89           0.23           1.75
                                                    --------------        ---------      ---------      ---------      ---------

LESS DISTRIBUTIONS
         Dividends from Net Investment Income                (0.38)           (0.76)         (0.77)         (0.78)         (0.81)
         Distributions from Realized Gains                      --               --          (0.03)         (0.31)         (0.18)
                                                    --------------        ---------      ---------      ---------      ---------

            Total Distributions                              (0.38)           (0.76)         (0.80)         (1.09)         (0.99)

NET ASSET VALUE AT END OF PERIOD                    $        13.82        $   13.69      $   13.36      $   13.27      $   14.13
                                                    ==============        =========      =========      =========      =========

TOTAL RETURN                                                  3.81%*           8.23%          7.10%          1.30%         13.60

NET ASSETS AT END OF PERIOD (000'S)                 $      482,987        $ 480,643      $ 472,569      $ 507,453      $ 541,515
RATIO OF EXPENSES TO AVERAGE NET ASSETS                       0.54%**          0.54%          0.56%          0.52%          0.53%
RATIO OF NET INVESTMENT INCOME
         TO AVERAGE NET ASSETS                                5.60%**          5.47%          5.96%          5.49%          5.91%
PORTFOLIO TURNOVER RATE                                       7.37%**         12.60%         26.96%         22.07%         31.66%


         *        Not Annualized.
         **       Annualized.

                                  (Unaudited)


6.       FINANCIAL HIGHLIGHTS (Continued)
         (For a Share Outstanding Throughout the Period)


         SAFECO CALIFORNIA TAX-FREE INCOME FUND
         NO-LOAD CLASS

                                                         FOR THE
                                                       SIX-MONTH
                                                    PERIOD ENDED
                                                    SEPTEMBER 30                          FOR THE YEAR ENDED MARCH 31
                                                    --------------        --------------------------------------------------------
                                                            1996              1996           1995           1994           1993
NET ASSET VALUE AT
         BEGINNING OF PERIOD                        $       11.86        $   11.54      $  11.51      $  12.23      $  11.60

INCOME FROM INVESTMENT OPERATIONS
         Net Investment Income                               0.31             0.62          0.63          0.66          0.68
         Net Realized and Unrealized
            Gain (Loss) on Investments                       0.21             0.40          0.13         (0.38)         0.76
                                                    -------------        ---------      --------      --------      --------

         Total from Investment Operations                    0.52             1.02          0.76          0.28          1.44
                                                    -------------        ---------      --------      --------      --------

LESS DISTRIBUTIONS
         Dividends from Net Investment Income               (0.31)           (0.62)        (0.63)        (0.66)        (0.68)
         Distributions from Realized Gains                     --            (0.08)        (0.10)        (0.34)        (0.13)
                                                    -------------        ---------      --------      --------      --------

            Total Distributions                             (0.31)           (0.70)        (0.73)        (1.00)        (0.81)
                                                    -------------        ---------      --------      --------      --------

NET ASSET VALUE AT END OF PERIOD                    $       12.07        $   11.86      $  11.54      $  11.51      $  12.23
                                                    =============        =========      ========      ========      ========

TOTAL RETURN                                                 4.49%*           8.87%         7.01%         1.97%        12.88%

NET ASSETS AT END OF PERIOD (000'S)                 $      72,164        $  70,546      $ 64,058      $ 77,056      $ 79,872
RATIO OF EXPENSES TO AVERAGE NET ASSETS                      0.70%**          0.68%         0.70%         0.68%         0.66%
RATIO OF NET INVESTMENT INCOME
         TO AVERAGE NET ASSETS                               5.30%**          5.12%         5.65%         5.31%         5.71%
PORTFOLIO TURNOVER RATE                                     12.96%**         16.25%        44.10%        32.58%        23.18%


         *        Not Annualized.
         **       Annualized.

                                  (Unaudited)


6.       FINANCIAL HIGHLIGHTS (Continued)
         (For a Share Outstanding Throughout the Period)


         SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
         NO-LOAD CLASS

                                                     FOR THE                                             November 5, 1992
                                                   SIX-MONTH                                                (Commencement
                                                PERIOD ENDED                                                of Operations)
                                                SEPTEMBER 30               FOR THE YEAR ENDED MARCH 31        to March 31
                                                    --------        ----------------------------------        ----------
                                                      1996            1996          1995          1994          1993
NET ASSET VALUE AT
         BEGINNING OF PERIOD                        $  10.34        $  10.10      $   9.91      $  10.27      $  10.00

INCOME FROM INVESTMENT OPERATIONS
         Net Investment Income                          0.25            0.50          0.49          0.44          0.09
         Net Realized and Unrealized
            Gain (Loss) on Investments                  0.11            0.27          0.19         (0.35)         0.27
                                                    --------        --------      --------      --------      --------

         Total from Investment Operations               0.36            0.77          0.68          0.09          0.36
                                                    --------        --------      --------      --------      --------

LESS DISTRIBUTIONS
         Dividends from Net Investment Income          (0.25)          (0.50)        (0.49)        (0.44)        (0.09)
         Distributions from Realized Gains                --           (0.03)           --         (0.01)           --
                                                    --------        --------      --------      --------      --------

            Total Distributions                        (0.25)          (0.53)        (0.49)        (0.45)        (0.09)
                                                    --------        --------      --------      --------      --------

NET ASSET VALUE AT END OF PERIOD                    $  10.45        $  10.34      $  10.10      $   9.91      $  10.27
                                                    ========        ========      ========      ========      ========

TOTAL RETURN                                            3.53%*          7.73%         7.13%         0.68%        -0.31%***

NET ASSETS AT END OF PERIOD (000'S)                 $  6,593        $  6,489      $  5,953      $  2,908      $  2,163
RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.11%**         1.07%         1.09%         1.44%         2.00%**
RATIO OF NET INVESTMENT INCOME
         TO AVERAGE NET ASSETS                          4.83%**         4.78%         5.06%         4.17%         2.22%**
PORTFOLIO TURNOVER RATE                                 9.99%**        20.86%         9.23%        17.26%         None


           *  Not Annualized.
          **  Annualized.
         *** Total return from March 18, 1993 (initial public offering) to March 31, 1993, not annualized.